QUAKER EVENT ARBITRAGE FUND

A SERIES OF QUAKER INVESTMENT TRUST

2500 Weston Road, Suite 101

Weston, FL 33331

April 16, 2018

Dear Shareholder:

We wish to provide you with some important information concerning your investment.  You are receiving the enclosed Combined Proxy Statement/Prospectus because you own shares of the Quaker Event Arbitrage Fund, a series of Quaker Investment Trust (the “Trust”).  The Board of Trustees of the Trust (the “Board”), after careful consideration, has approved the reorganization of the Quaker Event Arbitrage Fund (the “Existing Fund”) into the Camelot Event Driven Fund (the “New Fund”), a series of Frank Funds (the “Reorganization”).  The Existing Fund and the New Fund are sometimes each referred to separately as a “Fund” and together as the “Funds.”  The Existing Fund and New Fund have identical investment objectives, principal investment strategies, principal investment risks, investment policies, as well as any investment limitations.  As a general matter, we believe that after the Reorganization, the New Fund will provide you with an identical investment objective and investment strategies with the same risks and investment policies, the opportunity to maintain your investment in the strategy on a tax free basis, while providing the Fund increased opportunities for asset growth.

Camelot Portfolios, LLC (“Camelot”) serves as the Existing Fund’s investment advisor.  Camelot believes the shareholders of the Existing Fund will benefit from the Reorganization where Camelot Event-Driven Advisors, LLC (“CEDA”), an affiliate of Camelot, will serve as investment advisor to the New Fund.

A Special Meeting of Shareholders of the Existing Fund is to be held at 10:00 a.m. Eastern time on May 15, 2018, at 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147, where shareholders of the Existing Fund will be asked to vote on the Reorganization of the Existing Fund into the New Fund.  A Combined Proxy Statement and Prospectus (the “Proxy Statement”) regarding the meeting, a proxy card for your vote at the meeting, and a postage-prepaid envelope in which to return your proxy card are enclosed.  Also enclosed is the Statement of Additional Information to the Proxy Statement, which should be read in conjunction with the Proxy Statement and provides additional information about the Reorganization.

At the recommendation of Camelot, the Board concluded that the Reorganization is in the best interests of the Existing Fund and its shareholders.  In approving the Reorganization, the Board considered, among other things, the terms and conditions of the Agreement and Plan of Reorganization, a copy of the form of which is appended to the Proxy Statement as Appendix A (the “Plan of Reorganization”), the similarities between the Funds’ investment objectives, investment strategies, risks, investment policies and any investment limitations, the expected portfolio management efficiencies for the New Fund, and the terms and conditions of the Reorganization.  The Board also considered that it is not anticipated that the Reorganization will have any tax consequences for shareholders.

The Plan of Reorganization provides that the Existing Fund will transfer all of its assets and liabilities to the New Fund.  In exchange for the transfer of these assets and liabilities, the New Fund will assume all of the Existing Fund’s liabilities, known and unknown, and simultaneously issue shares to the Existing Fund in an amount equal in value to the net asset value of the Existing Fund’s shares as of the close of business on or about May 18, 2018 (the “Closing Date”).  As part of the Reorganization, the Existing Fund will make a liquidating distribution to its shareholders of the New Fund shares it receives, so that a holder of shares in the Existing Fund at the Closing Date will receive the same number of shares of the New Fund as the shareholder held in the Existing Fund immediately before the Reorganization. Shareholders who own Class A or Class C shares of the Existing Fund will receive Class A shares of the New Fund, and shareholders who own Institutional Class shares of the Existing Fund will receive Institutional Class shares of the New Fund.

Following the Reorganization, the Existing Fund will cease operations as a separate series of the Trust.  Shareholders of the Existing Fund will not be assessed any sales charges, redemption fees or any other shareholder fee in connection with the Reorganization.

The Board, on behalf of the Existing Fund, has approved the proposed Reorganization, at the request of Camelot, subject to approval by the Existing Fund’s shareholders.

Likewise, the Board of Trustees of Frank Funds has authorized the formation of the New Fund and approved an investment advisory agreement with CEDA to serve as the New Fund’s investment adviser.

More information on the New Fund, reasons for the proposed Reorganization and benefits to the Existing Fund’s shareholders is contained in the enclosed Proxy Statement.  You should review the Proxy Statement carefully and retain it for future reference.  Shareholder approval is required to effect the Reorganization, which is expected to close on or about May 11, 2018.

Voting is quick and easy. Everything you need is enclosed. Your vote is important no matter how many shares you own. Voting your shares early will avoid costly follow-up mail and telephone solicitation. After reviewing the enclosed materials, please complete, sign and date your proxy card(s) before mailing it (them) in the postage-paid envelope or help save time and postage costs by calling the toll free number and following the instructions. You may also vote via the Internet by logging on to the website indicated on your proxy card and following the instructions. If we do not hear from you, our proxy solicitor, Okapi Partners LLC, may contact you. This will ensure that your vote is counted even if you cannot attend the Meeting in person. If you have any questions about the proposed Reorganization or the voting instructions, please call Okapi Partners LLC at (877) 285-5990. Representatives are available to assist you Monday through Friday, 8:00 a.m. to 11:00 p.m. Eastern Time.

Sincerely,

James R. Brinton

Chairman of the Board, Quaker Investment Trust

QUAKER FUNDS

Quaker Event Arbitrage Fund

2500 Weston Road, Suite 101

Weston, FL 33331

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD MAY 15, 2018

To the Shareholders of the Quaker Event Arbitrage Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Special Meeting”) of the Quaker Event Arbitrage Fund (the “Existing Fund”), a series of Quaker Investment Trust, is to be held at 10:00 a.m. Eastern time on May 15, 2018, at 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147.

The Special Meeting is being held to consider an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all of the assets of the Existing Fund to the Camelot Event Driven Fund (the “New Fund”), a new series of Frank Funds.

The transfer effectively would be an exchange of your shares of the Existing Fund for shares of the New Fund, which would be distributed pro rata by the Existing Fund to holders of its shares in complete liquidation of the Existing Fund, and the New Fund’s assumption of the Existing Fund’s liabilities, known and unknown, as follows:

Quaker Investment Trust		Frank Funds
Class A Shares Existing Fund	à	Class A Shares New Fund
Class C Shares Existing Fund	à	Class A Shares New Fund
Institutional Class Shares Existing Fund	à	Institutional Class Shares New Fund

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.  Holders of record of the shares of beneficial interest in the Existing Fund as of the close of business on March 29, 2018, are entitled to vote at the Special Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business or the vote required to approve the plan is not obtained at the Special Meeting, or if a quorum is obtained but sufficient votes required to approve the Plan are not obtained, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal.  Whether or not a quorum is present, any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares represented at that meeting, either in person or by proxy.  The meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice, unless a new record date is established for the adjourned meeting and the adjourned meeting is held less than 10 days or more than 90 days from the record date.  The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

By order of the Board of Trustees of Quaker Investment Trust,

James R. Brinton

Chairman of the Board, Quaker Investment Trust

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on May 15, 2018 or any adjournment or postponement thereof.  This Notice and Combined Proxy Statement/Prospectus are available on the internet at www.okapivote.com/QEAAX. On this website, you will be able to access this Notice, the Combined Proxy Statement/Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders.  We encourage you to access and review all of the important information contained in the proxy materials before voting.

 IMPORTANT — We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope, which requires no postage and is intended for your convenience. You also may vote in person at the time and at the address indicated on your proxy card; through the internet, by visiting the website address on your proxy card; or by telephone, by using the toll-free number on your proxy card. Your prompt vote may save the Quaker Event Arbitrage Fund the necessity of further solicitations to ensure a quorum at the Special Meeting. If we do not hear from you, our proxy solicitor, Okapi Partners, may contact you. This will ensure that your vote is counted even if you cannot attend the Meetings in person. If you have any questions about the proposed Reorganization or the voting instructions, please call Okapi Partners LLC at (877) 285-5990. Representatives are available to assist you Monday through Friday, 8:00 a.m. to 11:00 p.m. Eastern Time.

QUESTIONS AND ANSWERS

We recommend that you read the complete Combined Proxy Statement/Prospectus enclosed herewith.  The following Questions and Answers provide an overview of the key features of the Reorganization and of the information contained in the Combined Proxy Statement/Prospectus.

Q.

What is this document and why did we send it to you?

A.

The Combined Proxy Statement/Prospectus provides you with information about a proposed reorganization of the Quaker Event Arbitrage Fund (the “Existing Fund”) into the Camelot Event Driven Fund (the “New Fund”) (the “Reorganization”). The Existing Fund is a series of Quaker Investment Trust, and the New Fund is a series of Frank Funds.  The Existing Fund and the New Fund are sometimes each referred to separately as a “Fund” and together as the “Funds.”  The Funds pursue similar investment objectives and employ substantially similar investment strategies.  When the Reorganization is completed, your shares of the Existing Fund will have been effectively exchanged for shares of the New Fund, and the Existing Fund will be terminated as a series of the Trust.  Please refer to the Combined Proxy Statement/Prospectus for a detailed explanation of the Reorganization and a more complete description of the New Fund.

You are receiving this Combined Proxy Statement/Prospectus because you own shares of the Existing Fund as of March 29, 2018 (the “Record Date”).  The Board of Trustees of Quaker Investment Trust (the “Board”) has called the Special Meeting, at which you will be asked to vote on the Reorganization.  If shareholders of the Existing Fund do not vote to approve the Reorganization, the Trustees of Quaker Investment Trust will consider other possible courses of action in the best interests of shareholders, including liquidation of the Existing Fund.

Q.

Has the Board of Trustees approved the Reorganization?

A.

Yes, the Board has approved the Reorganization.  The Board has determined that the Reorganization is in the best interests of the shareholders of the Existing Fund and recommends that you vote in favor of the Reorganization. Further information about the Board’s process and specific factors considered by the Board in concluding that the Reorganization is in the best interests of the Existing Fund’s shareholders is described in detail in this Proxy Statement/Prospectus under  (i) the “SUMMARY” section, under the “The Reorganization” and (ii) under the section entitled “Board Considerations.”

Q.

What will happen to my existing shares?

A.

Your shares of the Existing Fund will be exchanged for shares of the New Fund.  Shareholders of Class A shares of the Existing Fund will receive Class A shares of the New Fund, shareholders of Class C shares of the Existing Fund will receive Class A shares of the New Fund, and shareholders of Institutional Class shares of the Existing Fund will receive Institutional Class shares of the New Fund.  You will not pay any sales charges in connection with the Reorganization.  The new shares you receive will be equal in number, and have the same total value as your Existing Fund shares immediately prior to the Reorganization, so that the value of your investment will remain exactly the same.

Q.

Will the advisory fee and my expenses remain the same?

The advisory fee (equal to 1.30% of the Fund's average daily net assets) for the New Fund is identical to the advisory fee for the Existing Fund.  For holders of Class A or Institutional Class shares of the Existing Fund, your estimated total expenses of an investment in the New Fund will be identical to the current expenses of Class A or Institutional Class shares, respectively, of the Existing Fund.  For holders of Class C shares of the Existing Fund, because you will receive Class A shares of the New Fund, your estimated total expenses of an investment in the New Fund will be lower by 0.75%, due to the difference in ongoing distribution (12b-1) fees charged to Class C shareholders of the Existing Fund (1.00%) and those charged to Class A shareholders of the New Fund (0.25%).

Camelot, with respect to the Existing Fund until the earlier of May 30, 2018 or the completion of the Reorganization, has contractually agreed to waive management fees and/or reimburse expenses to the extent required to ensure that the total operating expenses of the Existing Fund (exclusive of 12b-1 fees) do not exceed the annual rate of 1.74%. CEDA, with respect to the New Fund, has contractually agreed to waive management fees and/or reimburse expenses to the extent required to ensure that the total operating expenses of the New Fund (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) do not exceed the annual rate of 1.74%. CEDA’s commitment to such expense limitation agreement will remain in effect until at least April 30, 2019.  Under either agreement, the adviser can recover any amounts waived or reimbursed within the three-year period from the date of such waiver or reimbursement. However, the Existing Fund may only make repayments to the adviser if such repayment does not cause the Fund’s expenses, after the repayment is taken into account, to exceed 1.74%. With respect to the New Fund, any waiver or reimbursement by CEDA is subject to repayment by the Fund within the three years following date of such waiver or reimbursement, if the Fund is able to make the repayment without exceeding the lesser of the current expense limitation or the limitation in place at the time of the repayment and the repayment is approved by the Board of Trustees of Frank Funds.

Q.

How will the Reorganization affect me as a shareholder?

A.

Upon the closing of the Reorganization, Existing Fund shareholders will become shareholders of the New Fund. With the Reorganization, all of the assets and the liabilities of the Existing Fund will become those of the New Fund.  Shareholders of Class A shares of the Existing Fund will receive Class A shares of the New Fund, shareholders of Class C shares of the Existing Fund will receive Class A shares of the New Fund, and shareholders of Institutional Class shares of the Existing Fund will receive Institutional Class shares of the New Fund.  An account will be created for each shareholder that will be credited with shares of the New Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Existing Fund shares at the time of the Reorganization.

As stated above, for holders of Class C shares of the Existing Fund, because you will receive Class A shares of the New Fund, your estimated total expenses of an investment in the New Fund will be lower by 0.75%, due to the difference in ongoing distribution (12b-1) fees charged to Class C shareholders of the Existing Fund (1.00%) and those charged to Class A shareholders of the New Fund (0.25%).

No physical share certificates will be issued to shareholders.

Q.

Are the Funds’ investment objectives, investment strategies, investment risks or any investment policies or limitations different?

A.

No.  The investment objectives, investment strategies, investment risks, and all investment policies or limitations of both the Existing Fund and the New Fund are identical.

Q.

When will the Reorganization occur?

A.

The Reorganization is expected to take effect on or about May 18, 2018, or as soon as possible thereafter.

Q.

Who will pay for the Reorganization?

A.

The costs of the Reorganization will be borne by Camelot and CEDA.  The costs of the Reorganization are expected to be approximately $46,000.

Q.

Will the Reorganization result in any federal tax liability to me?

A.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.  If the Reorganization so qualifies, shareholders of the Existing Fund will not recognize a gain or loss in the transaction.  There is not expected to be any portfolio repositioning in connection with the Reorganization.

Q.

Can I redeem my shares of the Existing Fund before the Reorganization takes place?

A.

Yes.  You may redeem your shares, at any time before the Reorganization takes place, as set forth in the Existing Fund’s prospectus.  If you choose to do so, your request will be treated as a normal redemption of shares. Shares that are held as of May 18, 2018 will be exchanged for shares of the New Fund.

Q.

Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.

No.  Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganization.

Q.

Are there differences in front-end sales loads or contingent deferred sales charges?

A.

No share class of the Existing Fund or New Fund have or will charge a contingent deferred sales charge. Neither Institutional Class shares of the Existing Fund nor Institutional Class shares of the New Fund have or will charge a front-end sales load.  Class C shares of the Existing Fund do not charge a front-end sales load, and Class A shares of the Existing Fund charge a maximum front-end sales load of 5.50%. Class A shares of the New Fund, which will be received by Class A and Class C shareholders of the Existing Fund after the Reorganization, will charge a maximum front-end sales load of 5.50%.

No Existing Fund shareholder will be charged a load for the exchange of their shares in connection with Reorganization.  Moreover, no Existing Fund Class C shareholders who receive Class A shares of the New Fund following the Reorganization will be subject to Class A sales loads for additional purchases of the New Fund.

Q.

How do I vote my shares?

A.

You can vote your shares by mail, telephone or internet by following the instructions on the enclosed proxy card.  You may also vote your shares in person by attending the meeting in person on May 15, 2018 at 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147 or by calling Okapi Partners, toll-free at (877) 285-5990.

Q.

Who should I call with questions about this proxy?

A.

If you need any assistance, or have any question regarding the proposed Reorganization, please call our proxy solicitor, Okapi Partners, at (877) 285-5990.  Representatives are available to assist you Monday through Friday, 8:00 a.m. to 11:00 p.m. Eastern Time.

Important additional information about the Reorganization is set forth in the accompanying Combined Proxy Statement/Prospectus.  Please read it carefully.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and will avoid the time and expense to Quaker Investment Trust in validating your vote if you fail to sign your proxy card properly.

1.

Individual Accounts:   Sign your name exactly as it appears in the registration on the proxy card.

2.

Joint Accounts:  Each party must sign the proxy card.  Each party should sign exactly as shown in the registration on the proxy card.

3.

All Other Accounts:   The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.  For example:

Registration

Valid Signature

Corporate Accounts

(1)	ABC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	ABC Corp.
(2)	ABC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	John Doe, Treasurer
(3)	ABC Corp. c/o John Doe, Treasurer . . . . . . . . . . . . . . . .	John Doe
(4)	ABC Corp. Profit Sharing Plan . . . . . . . . . .	John Doe, Trustee

Trust Accounts

(1)	ABC Trust . . . . . . . . . . . . . . . . . . . . . . . . . .	Jane B. Doe, Trustee
(2)	Jane B. Doe, Trustee u/t/d 12/28/78 . . . . . . . . . . . . . . . . . . . . . . . .	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust.
(2)	f/b/o John B. Smith, Jr. UGMA . . . . . . . . . . Estate of John B. Smith . . . . . . . . . . . . . . . .	John B. Smith John B. Smith, Jr., Executor

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on May 15, 2018 or any adjournment or postponement thereof.  This Notice and Combined Proxy Statement and Prospectus are available on the internet at www.quakerfunds.com.  On this website, you will be able to access this Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders.  We encourage you to access and review all of the important information contained in the proxy materials before voting.

PROXY STATEMENT FOR

QUAKER EVENT ARBITRAGE FUND, A SERIES OF QUAKER INVESTMENT TRUST

2500 Weston Road, Suite 101

Weston, FL 33331

1-800-220-8888

PROSPECTUS FOR

CAMELOT EVENT DRIVEN FUND, A SERIES OF FRANK FUNDS

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

  973-887-7698

DATED APRIL 12, 2018

RELATING TO THE REORGANIZATION OF

QUAKER EVENT ARBITRAGE FUND

WITH AND INTO

CAMELOT EVENT DRIVEN FUND

This Combined Proxy Statement/Prospectus is furnished to you as a shareholder of Quaker Event Arbitrage Fund (the “Existing Fund”), a series of Quaker Investment Trust, a Massachusetts business trust (“QIT”).  As provided in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), the Existing Fund will be reorganized into the Camelot Event Driven Fund (the “New Fund”), a series of Frank Funds, an Ohio business trust (the “Reorganization”).  The Plan of Reorganization will be presented at a Special Meeting of Shareholders (the “Special Meeting”) of the Existing Fund, at 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147 on May 15, 2018, at 10:00 a.m. Eastern time. At the Special Meeting, shareholders of the Existing Fund will be asked to consider and approve the Plan of Reorganization.  A copy of the Plan of Reorganization is attached as Appendix A.  The Existing Fund and the New Fund are each referred to herein as a “Fund”, and together, the “Funds.”  For purposes of this Combined Proxy Statement/Prospectus, the terms “shareholder,” “you” and “your” may refer to the shareholders of the Existing Fund.

Proposal

1.

Approval of the Plan of Reorganization, which provides for: (i) the transfer of all of the assets of the Existing Fund in exchange solely for shares of the New Fund and the New Fund’s assumption of all of the Existing Fund’s liabilities, known and unknown; and (ii) the distribution of shares of the New Fund so received to shareholders of the Existing Fund.

2.

To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

 The Plan of Reorganization provides that the Existing Fund will transfer all of its assets to the New Fund.  In exchange for the transfer of these assets, the New Fund will assume all of the Existing Fund’s liabilities, known and unknown, and will simultaneously issue shares to the Existing Fund in an amount equal in value to the net asset value (“NAV”) of the Existing Fund’s shares as of the close of business on the business day preceding the foregoing transfers.  These transfers are expected to occur on or about May 18, 2018 (the “Closing Date”).

Immediately after the transfer of the Existing Fund's assets and liabilities, the Existing Fund will make a liquidating distribution to its shareholders of the New Fund shares received, so that a holder of shares in the Existing Fund at the Closing Date of the Reorganization will receive a number of shares of the New Fund with the same aggregate value as the shareholder had in the Existing Fund immediately before the Reorganization.  At the Closing Date of the Reorganization, shareholders of the Existing Fund will become shareholders of the New Fund.  If shareholders of the Existing Fund do not vote to approve the Reorganization, the Trustees of QIT will consider other possible courses of action in the best interests of the Existing Fund and its shareholders, including liquidation of the Existing Fund.

Each of Frank Funds and QIT is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  Quaker Investment Trust is a Massachusetts business trust.  Frank Funds is an Ohio business trust.  Camelot Portfolios, LLC (“Camelot”) is the investment adviser to the Existing Fund.  Camelot believes the shareholders of the Existing Fund will benefit from the Reorganization where Camelot Event-Driven Advisors, (“CEDA”), an affiliate of Camelot, will serve as the investment adviser to the New Fund.  U.S. Bancorp Fund Services, LLC (“USBFS”) provides transfer agency, fund accounting, and administrative services to the Existing Fund.  Mutual Shareholder Services LLC (“MSS”) provides transfer agency and fund accounting services to the New Fund, and Frank Capital Partners, LLC provides administrative services to the New Fund.  Foreside Fund Services, LLC is the principal distributor of the Existing Fund.  Arbor Court Capital, LLC is the principal distributor of the New Fund.

As explained in greater detail below, the approval of this proposal will, in effect, ratify or approve action taken by the Board of Frank Funds, on behalf of the New Fund, to approve an investment advisory agreement with CEDA.  The sole initial shareholder of the New Fund will provide initial shareholder approval of these agreements.

This Proxy Statement contains information you should know before voting on the proposed Reorganization.  Please read this Proxy Statement and keep it for future reference.  If you need additional copies of this Proxy Statement, please contact the Existing Fund at 800-220-8888 or in writing at Quaker Event Arbitrage Fund, c/o U.S. Bancorp Fund Services, LLC, PO Box 701, Milwaukee, WI 53201-0701.  Additional copies of this Proxy Statement will be delivered to you promptly upon request.  For a free copy of the Quaker Event Arbitrage Fund’s annual report for the fiscal year ended June 30, 2017, or semi-annual report for the period ended December 31, 2017, please contact the Existing Fund at 800-220-8888, at www.quakerfunds.com, or in writing at Quaker Event Arbitrage Fund, c/o U.S. Bancorp Fund Services, LLC, PO Box 701, Milwaukee, WI 53201-0701.

This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of the Existing Fund should know before voting on the Reorganization and should be retained for future reference.  Certain additional relevant documents listed below, which have been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated in whole or in part by reference.  (That means that those documents are considered legally to be part of this Proxy Statement/Prospectus).  A Prospectus  and Statement of Additional Information for the Existing Fund, each dated October 30, 2017 and as each may be supplemented from time to time, indirectly relating to this Proxy Statement/Prospectus and including certain financial information about the Existing Fund, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus.  A copy of the Prospectus and Statement of Additional Information is available upon request and without charge by calling the Existing Fund toll-free at 800-220-8888.  For a detailed discussion of the investment objectives, policies, risks and restrictions of the Existing Fund, see the Prospectus for the Fund dated October 30, 2017, as supplemented.

The Existing Fund’s Prospectus dated October 30, 2017 (as supplemented) and Annual Report to Shareholders for the fiscal year ended June 30, 2017, containing audited financial statements, have been previously mailed to shareholders.  Copies of these documents are available upon request and without charge by writing to Quaker Investment Trust, through the Internet at www.quakerfunds.com or by calling 800-220-8888.

This Proxy Statement will be mailed on or about April 19, 2018 to shareholders of record of the Existing Fund as of March 29, 2018 (the “Record Date”).

Copies of these materials and other information about Quaker Investment Trust, Frank Funds, the Existing Fund and the New Fund are available upon request and without charge by writing to the address below or by calling the telephone numbers listed as follows:

For inquiries regarding the Existing Fund:	For inquiries regarding the New Fund or Frank Funds:
Quaker Event Arbitrage Fund c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701 800-220-8888 www.quakerfunds.com	Camelot Event Driven Fund 781 Crandon Blvd. Unit 602 Key Biscayne, FL 33149 855-318-2804 www.frankfunds.com

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by a Fund.

Frank Funds and Quaker Investment Trust are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the “1940 Act”) and file reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090). Such materials are also available on the SEC’s EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail request addressed to publicinfo@sec.gov or by writing to the SEC’s Public Reference Room.

TABLE OF CONTENTS

SUMMARY

5

The Reorganization

5

Federal Tax Consequences

6

Investment Objectives and Principal Investment Strategies

6

Fees and Expenses

6

Portfolio Turnover

10

Purchase, Exchange, Redemption, and Valuation of Shares

10

Reduction of Up-Front Sales Charge on New Fund Class A Shares

10

Principal Investment Risks

11

BOARD CONSIDERATIONS

11

COMPARISON OF THE EXISTING FUND AND THE NEW FUND

12

Investment Objectives and Principal Investment Strategies

12

Fundamental Investment Policies

14

Fundamental Investment Restrictions.

14

Non-Fundamental Investment Restrictions

15

Risks of the Funds

15

Performance History

17

Management of the Funds

19

Portfolio Managers

20

Purchase, Exchange, Redemption, Transfer and Valuation of Shares

21

Dividends, Distributions and Taxes

25

Payments to Broker-Dealers and Other Financial Intermediaries.

27

DISTRIBUTION ARRANGEMENTS

27

FINANCIAL HIGHLIGHTS

29

INFORMATION RELATING TO THE REORGANIZATION

29

Description of the Reorganization

29

Terms of the Reorganization

29

Federal Income Taxes

30

Expenses of the Reorganization

30

Continuation of Shareholder Accounts and Plans; Share Certificates

30

OTHER INFORMATION

30

Capitalization.

30

The Proxy.

31

Shareholder Information.

31

Voting Securities and Voting.

32

Shareholder Rights and Obligations

34

Shareholder Proposals

34

APPENDIX A: AGREEMENT AND PLAN OF REORGANIZATION

APPENDIX B: FINANCIAL HIGHLIGHTS

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Proxy Statement/Prospectus and is qualified in its entirety by references to the more complete information contained herein.  Shareholders should read the entire Combined Proxy Statement/Prospectus carefully.

Each of QIT and Frank Funds is an open-end management investment company registered with the SEC under the 1940 Act.  QIT is a Massachusetts business trust and Frank Funds is an Ohio business trust.  The Existing Fund is organized as separate series of QIT.  The New Fund is organized as a separate series of Frank Funds.  The New Fund and the Existing Fund both seek to provide long-term growth of capital.

Camelot is the investment adviser to the Existing Fund.  Camelot believes the shareholders of the Existing Fund will benefit from the Reorganization where CEDA will serve as the investment adviser to the New Fund because (i) it will maintain continuity of management personnel familiar with the Fund’s unique alternative investment strategy and (ii) Frank Funds has access to resources for distribution that have the potential to grow Fund assets, providing the potential to lower overall expenses for shareholders. Thomas F. Kirchner and Paul Hoffmeister of Camelot serve as the Existing Fund’s co-portfolio managers, and they will continue to be responsible for the day-to-day management of the New Fund following the Reorganization as co-portfolio managers.

The Reorganization

Background.  The Board of QIT, including the Trustees who are not “interested persons” of QIT (as defined in the 1940 Act) (the “Independent Trustees”), on behalf of the Existing Fund,  approved the Plan of Reorganization, and concluded that the Reorganization would be in the best interests of the Existing Fund and its shareholders, and that the interests of existing shareholders in the Existing Fund will not be diluted as a result of the transactions contemplated by the Reorganization or suffer any unfair burden as a result of the Reorganization.

During the fall of 2017, the QIT Board held several meetings to determine who should replace the Existing Fund’s long-time investment adviser, Quaker Funds, Inc. (“QFI”) after QFI informed the QIT Board of its plans to exit the investment advisory business in 2018.  After identifying a replacement adviser for QIT’s other four funds, the QIT Board determined that a separate adviser should replace QFI with respect to the Existing Fund based on the unique investment strategies of the Existing Fund.  In light of the QIT Board’s familiarity with Camelot and Mr. Kirchner’s intention to join Camelot following the termination of QFI’s advisory business, the QIT Board approved an interim agreement with Camelot.  At that time, the QIT Board also began exploring a possible reorganization of the Existing Fund into another registrant with the distribution access to market a fund such as the Existing Fund and that was comfortable running a mutual fund that offered an alternative strategy.

The Proposed Reorganization. The Plan of Reorganization provides for:

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the transfer of substantially all of the assets and the liabilities of the Existing Fund to the New Fund in exchange for shares of the New Fund;

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the distribution of such shares to the Existing Fund’s shareholders; and

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the termination of the Existing Fund as a separate series of QIT.

If the proposed Reorganization is completed, the New Fund will acquire substantially all of the assets and the liabilities of the Existing Fund, and shareholders of the Existing Fund will receive shares of the New Fund with an aggregate net asset value equal to the aggregate net asset value of the Existing Fund shares that the shareholders own immediately prior to the Reorganization.

In approving the Plan of Reorganization, the Board of QIT, on behalf of the Existing Fund, including the Independent Trustees, determined that the Reorganization is in the best interests of the Existing Fund and that the interests of the Existing Fund shareholders will not be diluted as a result of the Reorganization.  Before reaching this conclusion, the Board of QIT engaged in a thorough review process relating to the proposed Reorganization.  The Board of QIT approved the Reorganization at a meeting held on February 6, 2018.

The factors considered by the QIT Board with regard to the Reorganization include, but are not limited to, the following:

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after the Reorganization, shareholders will be invested in the New Fund with identical principal investment strategies;

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the same portfolio managers that currently manage the Existing Fund will manage the New Fund following the closing of the Reorganization;

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the Reorganization is not expected to result in any tax consequence to shareholders;

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the New Fund will have the same advisory fee as the Existing Fund;

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the Funds and their shareholders will not bear any of the costs of the Reorganization; and

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the Existing Fund shareholders will receive New Fund shares with the same aggregate net asset value as their Existing Fund shares.

The determinations on behalf of the Existing Fund were made on the basis of each QIT Board member’s business judgment after consideration of all of the factors taken as a whole, though individual QIT Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.  If the Reorganization so qualifies, the Existing Fund will not recognize any gain or loss on the transfer of its assets to the New Fund in the Reorganization, and the shareholders of the Existing Fund will not recognize any gain or loss on the exchange of their Existing Fund shares for New Fund shares in the Reorganization.  Nevertheless, the sale of securities by the Existing Fund prior to its Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization.  There is not expected to be any portfolio repositioning in connection with the Reorganization.

Investment Objectives and Principal Investment Strategies

The New Fund’s and Existing Fund’s objective is to seek to provide long-term growth of capital.    There is no difference in the investment strategies, investment objective, investment risks, policies, or any investment restrictions of the Funds.  For a comparison of each Fund’s investment objectives and principal investment strategies, see “Investment Objectives” below.  For information on principal investment risks, see “Comparison of the Existing Fund and New Fund — Risks of the Funds,” below.  For a comparison of the Funds’ investment policies and restrictions, see “Fundamental Investment Policies” below.

Fees and Expenses

As an investor, shareholders pay fees and expenses to buy and hold shares of the Fund.  Shareholders may pay shareholder fees directly when they buy or sell shares.  Shareholders pay annual fund operating expenses indirectly because they are deducted from Fund assets.  The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of the Fund.  The Existing Fund’s expenses are based upon the most recent audited financial statements as of June 30, 2017.

Shareholder Fees (fees paid directly from your investment):

	Existing Fund Class A Shares	Pro Forma New Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.50%	5.50%
Redemption Fee (as a percentage of amount redeemed on shares held less than 5 business days)	None	2.00%

	Existing Fund Class C Shares	Pro Forma New Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	5.50%
Redemption Fee (as a percentage of amount redeemed on shares held less than 5 business days)	None	2.00%

	Existing Fund Institutional Class Shares	Pro Forma New Fund Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held less than 5 business days)	None	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Existing Fund Class A Shares	New Fund Class A Shares
Management Fees	1.30%	1.30%
Distribution (12b-1) Fees	0.25%	0.25%
Total Other Expenses	1.25%	1.25%
Shareholder Servicing Fees	0.16%	0.16%
Dividends on Short Positions	0.01%	0.01%
Remaining Other Expenses	1.08%	1.08%
Total Annual Fund Operating Expenses	2.80%	2.80%
Fee Waiver and/or Expense Reimbursement(1)(2)	(0.81%)	(0.81%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.99%	1.99%

	Existing Fund Class C Shares	New Fund Class A Shares
Management Fees	1.30%	1.30%
Distribution (12b-1) Fees	1.00%	0.25%
Total Other Expenses	1.25%	1.25%
Shareholder Servicing Fees	0.16%	0.16%
Dividends on Short Positions	0.01%	0.01%
Remaining Other Expenses	1.08%	1.08%
Total Annual Fund Operating Expenses	3.55%	2.80%
Fee Waiver and/or Expense Reimbursement(1)(2)	(0.81%)	(0.81%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	2.74%	1.99%

	Existing Fund Institutional Class Shares	New Fund Institutional Class Shares
Management Fees	1.30%	1.30%
Distribution (12b-1) Fees	None	None
Total Other Expenses	1.25%	1.25%
Shareholder Servicing Fees	0.16%	0.16%
Dividends on Short Positions	0.01%	0.01%
Remaining Other Expenses	1.08%	1.08%
Total Annual Fund Operating Expenses	2.55%	2.55%
Fee Waiver and/or Expense Reimbursement(1)(2)	(0.81%)	(0.81%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.74%	1.74%

1. The Existing Fund's adviser contractually agreed to reduce its fees and to reimburse expenses, until the earlier of May 30, 2018 or the completion of the Reorganization, to the extent required to ensure that the total operating expenses of the Existing Fund (excluding 12b-1 fees) do not exceed the annual rate of 1.74%.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the waiver or reimbursement occurs. The Existing Fund may only make a repayment to the adviser if such repayment does not cause the Existing Fund’s expenses, after the repayment is taken into account, to exceed 1.74%.

2. CEDA has contractually agreed to waive fees and/or reimburse expenses of the New Fund to the extent necessary to limit total annual fund operating expenses (excluding any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) at 1.74%, until at least April 30, 2019. Any waiver or reimbursement by CEDA is subject to repayment by the Fund within the three years following date of such waiver or reimbursement, if the Fund is able to make the repayment without exceeding the lesser of the current expense limitation or the limitation in place at the time of the repayment and the repayment is approved by the Board of Trustees of Frank Funds.

3.  Because the New Fund has not yet commenced operations, some expenses, including other expenses, are estimated based on the expenses of the Existing Fund. Accordingly, Total Fund Operating Expenses is estimated.

Examples

These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Existing Fund (Class A)	$741	$1,298	$1,880	$3,451
New Fund (Class A)	$741	$1,298	$1,880	$3,451

	1 year	3 years	5 years	10 years
Existing Fund (Class C)	$277	$1,104	$1,772	$3,765
New Fund (Class A)*	$201	$792	$1,407	$3,070

*Existing Fund Class C shareholders will receive New Fund Class A shares following the Reorganization, and such shareholders will not pay a sales load in connection with the Reorganization or future purchases of the New Fund.

	1 year	3 years	5 years	10 years
Existing Fund (Institutional Class)	$177	$716	$1,283	$2,825
New Fund (Institutional Class)	$177	$716	$1,283	$2,825

The Examples assume the Fund's operating expenses for the one-year period are calculated net of any fee waivers and/or expenses reimbursed, and the Fund's operating expenses for the three-year, five-year or ten-year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed.

The Examples above should not be considered a representation of future expenses.  Actual expenses may be greater or less than those shown.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Existing Fund’s portfolio turnover rate was 326% of the average value of its portfolio.

Purchase, Exchange, Redemption, and Valuation of Shares

The policies of the Existing Fund and the New Fund regarding the purchase, redemption, and valuation of shares are substantially similar.  The Existing Fund offers exchange rights, but the New Fund, because it is the sole series of Frank Funds advised by CEDA, is not expected to have any exchange rights.

Reduction of Up-Front Sales Charge on New Fund Class A Shares

Shareholders of New Fund Class A shares may qualify for sales charge discounts on purchases of Class A shares.  Shareholders of Existing Fund Class C shares who receive New Fund Class A shares following the Reorganization will not be subject to Class A sales loads on additional purchases of New Fund Class A shares.

Letters of Intent

By signing a Letter of Intent (“LOI”), an investor can reduce the investor’s Class A sales charge.  The investor’s individual purchases will be made at the applicable sales charge based on the amount the investor intends to invest over a 13-month period.  The LOI will apply to all purchases of Class A shares.  Any shares purchased within 90 days of the date the investor signs the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to the Fund’s highest applicable sales load (5.50%) for the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, the investor will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any escrowed shares not needed to satisfy that charge would be released to the investor.

Rights of Accumulation

An investor may qualify for a reduced sales charge by aggregating the NAV of any shares the investor already owns of Class A shares to the amount of the investor’s next investment in that class for purposes of calculating the sales charge.  A right of accumulation (“ROA”) permits an investor to aggregate shares owned by the investor, his spouse, children and grandchildren under 21 in the New Fund to reach a breakpoint discount. This includes accounts held with other financial institutions and accounts established for a single trust estate or single fiduciary account, including a qualified retirement plan such as an IRA, 401(k) or 403(b) plan (some restrictions may apply). The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater. The current market value of the shares is determined by multiplying the number of shares by the previous day’s net asset value.

Waivers of Up-Front Sales Charge on Class A Shares

The New Fund’s prospectus describes the classes of persons that may purchase shares without an up-front sales charge. It states that front end-sales charges may be waived for: (i) purchases by fee-based registered investment advisers for their clients, broker/dealers with wrap fee accounts, or registered investment advisers or brokers for their own accounts; (ii) employees and employee-related accounts of the New Fund’s adviser, Trustees and affiliated persons of Frank Funds; and (iii) large orders and purchases by eligible plans.  More details on these waivers can be found in the New Fund’s statement of additional information.

To qualify for a waiver of the up-front sales charge on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the New Fund with sufficient information to verify that the purchase qualifies for the discount.

The New Fund makes available, free of charge, more information about sales charge reductions and waivers through the prospectus or through your financial advisor.

Sales Charge Waiver and Reductions Available Through Certain Financial Intermediaries

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may impose different sales charges other than those listed for Class A shares and may have different policies and procedures regarding the availability of sales load and waivers or reductions.

In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase of any relationship or other facts qualifying the shareholder for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these reductions or waivers.

Principal Investment Risks

The New Fund will continue the Existing Fund’s principal investment strategies and the principal investments risks of the Funds are the same as well.  Primary investment risks for both Funds include Merger Arbitrage Risk, Capital Structure Risk, Distressed Securities Risk, Debt Instruments Risk, Interest Rate Risk, Proxy Fight Risk, Short Selling Risk, Management Risk, Foreign Securities Risk, Derivative Instruments (including Futures, Options and Swaps) Risk, Special Situations Risk, Initial Public Offering Risk and Liquidity Risk. More information on each type of investment risk can be found under “Comparison of the Existing Fund and New Fund – Risks of the Funds”.

BOARD CONSIDERATIONS

The QIT Board considered the Reorganization at a meeting held on February 6, 2018, and the Board, including a majority of the Board’s Trustees who are not “interested persons” (as that term is defined in the 1940 Act) approved the Reorganization and the Plan of Reorganization.  In approving the Reorganization, the Board determined that: (i) participation in the Reorganization is in the best interest of the Existing Fund and its shareholders; and (ii) the interests of the Existing Fund’s shareholders will not be diluted as a result of the Reorganization.

In making these determinations, the QIT Board considered a number of factors, including the following:

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the investment objective of the Existing Fund is identical to the investment objective of the New Fund, and the investment strategies and principal risks of the Existing Fund are substantially similar to the investment strategies and principal risks of the New Fund;

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the Existing Fund’s current portfolio management team will continue to serve as the portfolio management team of the New Fund following the Reorganization;

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the current management fee rate paid by the Existing Fund is the same as the management fee to be paid by the New Fund;

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the expenses of the Reorganization would not be borne by the Existing Fund’s shareholders;

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CEDA has contractually agreed to limit the operating expenses of the New Fund to 1.74% (excluding any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) for a period of at least one year from the effective date of the new Fund;

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it is anticipated that CEDA could provide asset growth opportunities for the New Fund and greater operational and cost efficiencies;

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the future prospects of the Existing Fund if the Reorganization is not effected, including the likelihood that the QIT Board would consider the liquidation of the Existing Fund;

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the reasonableness of the terms of the Plan of Reorganization; and

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the fact that the Reorganization is intended to be tax-free for U.S. federal income tax purposes for the Existing Fund and shareholders of the Existing Fund.

In addition, the Board considered the comparative performance of the Existing Fund and concluded it was not a significant factor in approving the Reorganization given the alternative investment strategies employed by the portfolio management team.

In considering the Reorganization and approving the Plan of Reorganization at the recommendation of Camelot, the Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. Based on such review, including an evaluation of the information presented to them, the Board (on behalf of the Existing Fund), including all of the Independent Trustees, considering its fiduciary duties and in the exercise of its business judgment, concluded that (i) based on Camelot’s recommendation, the Reorganization would be in the best interests of the Existing Fund and its shareholders, and (ii) based on Camelot’s assurances,  the interests of existing shareholders in the Existing Fund would not be diluted as a result of the Reorganization.  Accordingly, at the recommendation of Camelot, the Board approved the Reorganization.

COMPARISON OF THE EXISTING FUND AND THE NEW FUND

Investment Objectives and Principal Investment Strategies

This section will help you compare the investment objectives and principal investment strategies of the Existing Fund with those of the New Fund.  There are no material differences between the investment objective and principal investment strategies of the two Funds. Please be aware that this is only a brief discussion.  More complete information may be found in the Existing Fund's prospectus.

The New Fund’s and Existing Fund’s investment objectives are identical:  to seek to provide long-term growth of capital.  There are no differences in the principal investment strategies, investment policies, restrictions, or principal investment risks of the Funds.  CEDA serves as the investment adviser to the New Fund.  Quaker Funds, Inc. has managed the assets of the Existing Fund from June 7, 2010 until December 31, 2017, and Camelot has managed the assets of the Existing Fund since January 1, 2018.1

The principal investment strategies of both Funds are identical.  To achieve the Fund’s investment objective, the adviser invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”).  A variety of strategies (outlined in the list below) can be employed to capitalize on the mispricing of corporate securities during corporate reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities.  In addition, the Fund may invest in a variety of debt instruments, including U.S. Government securities and structured notes.

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Merger Arbitrage.  The Fund invests in the securities of companies subject to publicly announced corporate reorganizations.

1 On June 7, 2010, the Pennsylvania Avenue Event-Driven Fund, a series of the Pennsylvania Avenue Funds, was reorganized into the Existing Fund. The Fund has investment objectives, strategies and policies substantially similar to those of the Pennsylvania Avenue Fund, which was managed by one of the Fund’s Portfolio Managers, Thomas Kirchner.

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Capital Structure Arbitrage.  A variety of strategies can be employed to capitalize on the mispricing of corporate securities during reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities.  Many companies issue different types of securities in addition to equity securities, and sometimes issue different types of equity securities.  Capital structure arbitrage involves investing in two different types of securities issued by the same company if they are believed to be mispriced relative to each other.  The securities typically differ in their voting rights, dividend or interest rates and rights, liquidation preference, liquidity in the financial markets, seniority or other factors.  Typically, one of these securities is purchased, while the other is sold short.  The profit or loss realized by the Fund will depend on the relative price performance of the two securities as well as their relative dividends rates.

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Distressed Securities Investments.  The Fund invests in distressed securities, which are securities of companies that are in or believed to be near bankruptcy or whose securities are otherwise undergoing extreme financial situations that put the continuation of the issuer as a going concern at risk.  Distressed securities include below investment-grade securities.

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Debt Instruments.  The Fund may invest in all types of fixed-income securities including convertible debt, options and futures, as well as privately negotiated options. The Fund may invest without restriction as to credit rating, maturity or duration.  The Fund may purchase below investment grade securities, commonly referred to as “junk.”

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Structured Notes.  The Fund may invest in structured notes.  A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.”  The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.  Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

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Proxy Fight Investments.  The Fund invests in securities of issuers that in the opinion of the adviser may become subject to a change of control fight.  There are typically proxy fights by minority investors seeking to have their representatives elected to the board of trustees, often with the intention of replacing existing management or selling the company.  Profits are expected from the eventual success of the new board of trustees in increasing the company’s value.  The Fund may invest with the intention of participating actively in the change of control, or staying passive.  Although some of the companies the Fund targets as a “proxy fight investment” may be considered potential candidates for a merger takeover, proxy fights differ from merger arbitrage in that no concrete acquisition may have been proposed yet, and may not be proposed in the future.

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Short Sales.  The Fund may invest up to 50% of its net assets in short sales at any given time.

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Tactical Allocation.  Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes in which the Fund invests.  The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the adviser perceives opportunity.

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Foreign Securities Investments.  The Fund may invest in securities of foreign issuers, securities traded principally in securities markets outside the United States, U.S. traded securities of foreign issuers and/or securities denominated in foreign currencies (together, “foreign securities”).  The Fund may seek exposure to foreign securities by investing in Depositary Receipts.

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Derivative Instruments (Including Futures, Options and Swaps).  The event arbitrage strategy employed by the Fund may include the use of derivatives.  Derivatives may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income.  The Fund may buy call or put options to implement its principal investment strategies.  The Fund may write (sell) call options on securities that it owns.  This allows the Fund to generate income on securities that the adviser believes have a low likelihood of appreciating significantly until the option expiration.  Similarly, options may be written (sold) if the adviser is willing to purchase the underlying securities at a lower price.  Hedging through derivatives may be done on underlying securities such as individual securities, market indices, as well as foreign currency or commodity exposure.  Options and futures contracts may be used to decrease (hedge) or increase market exposure, exposure to specific securities or exposure to other factors that may influence an event.

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Special Situation Securities.  The Fund may also invest in “special situation” securities when the Fund’s adviser believes such investments will benefit the Fund.  A special situation arises when, in the adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company.  Such situations include, but are not limited to:  material litigation, technological breakthroughs and new management or management policies. Special situation investments may include illiquid or restricted securities, such as private equity investments, and initial public offerings.

Fundamental Investment Policies

Each of the Existing Fund and the New Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting securities of each Fund as defined in the 1940 Act. As provided in the 1940 Act, a vote of a “majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund’s assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

Fundamental Investment Restrictions. As a matter of fundamental policy, no Fund is allowed to:

(1) issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure: (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets; or (b) in order to meet redemption requests, in amounts not exceeding 15% of its total assets; the Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

(2) invest for the purpose of exercising control or management of another issuer;

(3) purchase or sell commodities or commodities contracts, real estate (including limited partnership interests, but excluding readily marketable securities secured by real estate or interests therein, readily marketable interests in real estate investment trusts, readily marketable securities issued by companies that invest in real estate or interests therein, as described in the Prospectus) or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

(4) underwrite securities issued by others, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

(5) make short sales of securities or maintain a short position, except for: (a) outright short sales; and (b) short sales “against the box” as defined below:

Outright: an outright short sale involves the sale of securities not presently owned by the Fund. If the Fund does not purchase that security on the same day as the sale, the security must be borrowed (typically, from a broker/dealer). At the time an outright short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases the security for delivery to the lender; and an

 “Against the Box”: a short sale “against the box” means that securities the Fund already owns are sold, but not delivered. Instead, these securities are segregated and pledged against the short position. When the short sale is closed out, the securities owned are released.

(6) participate on a joint or joint and several basis in any trading account in securities;

(7) make loans of money or securities, except that the Funds may: (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities;

(8) under normal circumstances invest more than 25% of its total assets in the securities of companies engaged in a single industry. This restriction does not limit a Fund’s investments in: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) repurchase agreements collateralized by such obligations; or

(9) because each Fund is a “diversified company” as defined in the 1940 Act, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result: (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Non-Fundamental Investment Restrictions. The following investment limitations are not fundamental, and may be changed without shareholder approval. As a matter of non-fundamental policy, neither the Existing Fund nor the New Fund is allowed to:

(1) invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others: (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale; (b) fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven (7) days; and (c) repurchase agreements not terminable within seven (7) days; or

(2) purchase any securities on margin except in connection with such short-term credits as may be necessary for the clearance of transactions.

Risks of the Funds

The New Fund is subject to the following risks, in addition to those outlined below:

Limited History of Operations.  The Fund is a new mutual fund with a limited history of operations for investors to consider.

Portfolio Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Other than the foregoing risks that applies only to the New Fund, (i) the Existing Fund and the New Fund are subject to the same risks; (ii) the principal risks of an investment in the Funds are shown below; and (iii) there are no material differences between the principal risks of the Existing Fund and New Fund.  The use of “Fund” below refers to both the Existing Fund and the New Fund.

Merger Arbitrage Risk.  Certain of the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case losses may be realized.

Capital Structure Arbitrage Risk.  The perceived mispricing identified by the Fund’s adviser may not disappear or may even increase, in which case losses may be realized.

Distressed Securities Risk.  Investment in distressed securities may be considered speculative and may present substantial risk of loss.  Below investment-grade securities involve greater risks of default or downgrade and are more volatile than investment-grade securities.  Additionally, below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in the issuer’s creditworthiness.  Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could adversely affect the market value of the securities.

Debt Instruments Risk.  Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments.  The Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt.  Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities.

Interest Rate Risk.  Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

Proxy Fight Risk.  A proxy fight may not be concluded successfully, or the increase in value anticipated through the change of control may not materialize, in which case losses may be realized.

Short Selling Risk.  Positions in shorted securities are speculative and more risky than long positions.  Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss.  Short sale strategies are often categorized as a form of leveraging or speculative investment.  The use of leverage may multiply small price movements in securities into large changes in value.  As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

Management Risk.  The adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Foreign Securities Risk.  Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

Derivative Instruments (Including Futures, Options and Swaps) Risk.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund.  The Fund could experience a loss if derivatives do not perform as anticipated, are correlated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market.  The market for many derivatives is, or may suddenly become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives.

Counterparty Risk.  A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Special Situations Risk.  Special situations often involve much greater risk than is found in the normal course of investing.  Special situation investments may not have the effect on a company’s price that the adviser expects, which could negatively impact the Fund.

Initial Public Offering (“IPO”) Risk.  IPO shares frequently are volatile in price, and may be held for only a short period of time, leading to increased portfolio turnover and expenses, such as commissions and transaction costs. When sold, IPO shares may result in realized taxable gains.

Liquidity Risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe and/or at the desired price. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

Performance History

The accompanying bar chart and table provide some indication of the risks of investing in the Funds. They show changes in the Existing Fund’s performance for each year since inception and the Fund’s average annual returns for the last one year, five years, and ten years compared to those of a broad-based securities market index. Past performance does not necessarily indicate future performance.  No performance information is provided for the New Fund because it has not yet commenced operations.  To obtain performance information for the Existing Fund up to the most recent month end, call toll free 800-220-8888.

Existing Fund

The bar chart and performance table below show the variability of the Existing Fund's returns, which is some indication of the risks of investing in the Existing Fund.  The bar chart shows performance of the Existing Fund's Class A shares for each full calendar year since the Existing Fund's inception.  The performance table compares the performance of the Existing Fund's share classes over time to the performance of a broad-based securities market index.  You should be aware that the Existing Fund’s past performance (before and after taxes) may not be an indication of how the Existing Fund will perform in the future.  Updated performance information is available at no cost by visiting www.quakerfunds.com or by calling toll-free 800-220-8888.

Annual Total Returns

During the period shown, the highest return for a quarter was 12.46% for the third quarter 2009, and the lowest return was -11.93% for the fourth quarter 2008.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

	One Year	Five Year	Ten Year*
Class A Return Before Taxes (Inception Date: November 21, 2003)	2.24%	4.04%	2.19%
Class A Return After Taxes on Distributions**	0.87%	2.57%	1.36%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.56%	2.55%	1.40%
Class C Return Before Taxes (Inception Date: June 7, 2010)	7.29%	4.44%	N/A
Institutional Class Return Before Taxes (Inception Date: June 7, 2010)	8.45%	5.50%	N/A
S&P 500 Total Return Index***	21.83%	15.79%	8.50%

*Performance information prior to June 7, 2010 represents that of the Pennsylvania Avenue Event-Driven Fund (the “Pennsylvania Avenue Fund”) a series of the Pennsylvania Avenue Funds.  On June 7, 2010, the Pennsylvania Avenue Fund was reorganized into the Quaker Event Arbitrage Fund (the “Reorganization”).  Prior to the Reorganization, the Fund had no assets or liabilities.  The Quaker Event Arbitrage Fund has investment objectives, strategies and policies substantially similar to those of the Pennsylvania Avenue Fund, which was managed by one of the Fund’s Portfolio Managers, Thomas Kirchner.

**After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class; after-tax returns for the other class will vary.

**The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies, which represents the performance of the stock market generally and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

New Fund

Since the New Fund has not yet commenced operations, no past performance information is presented.  However, if approved by shareholders, the New Fund will acquire all of the assets and assume all of the liabilities, known and unknown, of the Existing Fund.  In addition, the New Fund will assume the performance history of the Existing Fund.

Description of Benchmark Indexes Used by the New Fund

The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies, which represents the performance of the stock market generally and includes the reinvestment of all dividends. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index.

Management of the Funds

Adviser

Existing Fund Adviser

Camelot Portfolios, LLC, located at 1700 Woodlands Drive, Suite 100, Maumee, OH 43537, serves as the investment adviser to the Existing Fund.  Founded in 2013, Camelot provides its advisory services pursuant to an interim investment advisory agreement with QIT.  Camelot is a limited liability company organized under the laws of the Ohio, and it is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

As investment adviser to the Existing Fund, Camelot has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio.

Camelot receives an advisory fee at an annual rate equal to 1.30% of the Existing Fund’s average annual daily net assets. Camelot contractually agreed to reduce its fees and to reimburse expenses, until the earlier of May 30, 2018 or the completion of the Reorganization, to the extent required to ensure that the total operating expenses of the Existing Fund (exclusive of 12b-1 fees) do not exceed the annual rate of 1.74%.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within fiscal years after the waiver or reimbursement occurs.   The Fund may only make a repayment to the adviser if such repayment does not cause the Existing Fund’s expenses, after the repayment is taken into account, to exceed 1.74%.  The total advisory fees paid, net of any applicable fee waiver and/or expense reimbursement or recoupment, as a percentage of the Existing Fund’s average daily net assets for the fiscal year ended June 30, 2017, was 0.49%.

A discussion summarizing the basis on which the Board approved the investment advisory agreement with Camelot is available in the Fund’s semi-annual report for the period ended December 31, 2017.

New Fund Adviser

CEDA, located at 1700 Woodlands Dr, Maumee, OH 43537, will serve as the New Fund’s investment adviser. CEDA is a limited liability company organized under the laws of Delaware, and it is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the terms of the management agreement, and subject to the Board of Trustees of Frank Funds, CEDA will be responsible for formulating the New Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions. CEDA is an affiliate of Camelot.

Pursuant to an advisory agreement between Frank Funds, on behalf of the New Fund, and CEDA, CEDA is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.30% of the New Fund’s average daily net assets.

CEDA has contractually agreed to waive fees and/or reimburse expenses of the New Fund to the extent necessary to limit total annual fund operating expenses until at least April 30, 2019 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) will not exceed 1.74% of the average daily net assets attributable to the New Fund. Any waiver or reimbursement by CEDA is subject to repayment by the Fund within the three years following date of such waiver or reimbursement, if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees of Frank Funds. This agreement automatically terminates upon the termination of the advisory agreement between CEDA and Frank Funds, on behalf of the New Fund, or in the event of the New Fund’s merger or liquidation.

A discussion summarizing the basis on which the Board approved the management agreement with CEDA will be available in the New Fund’s first semi-annual or annual report to shareholders.

Portfolio Managers

Existing Fund:  Thomas F. Kirchner and Paul Hoffmeister.

Thomas F. Kirchner – Mr. Kirchner is Co-Portfolio Manager responsible for the day-to-day management of the Fund.  He joined Camelot in 2017 and founded CEDA in 2018. From 2003-2009, prior to joining Quaker Funds, Inc. (the Existing Fund’s former adviser) in 2018 with the acquisition by the Fund of the Pennsylvania Avenue Fund, Mr. Kirchner was the founder of Pennsylvania Avenue Advisers LLC (“Pennsylvania Avenue”) and the portfolio manager of the Pennsylvania Avenue Fund, a series of the Pennsylvania Avenue Funds.  Prior to establishing Pennsylvania Avenue, from 1996-1999, Mr. Kirchner worked as a Bond Trader and Financial Engineer for Banque Nationale de Paris S.A.  From 1999-2004, Mr. Kirchner was retained by Fannie Mae as a Financial Engineer.  Mr. Kirchner is a graduate of Kings College, University of London; Institut d’Etudes Politiques de Paris and University of Chicago Booth School of Business.

Paul Hoffmeister – Mr. Hoffmeister is Co-Portfolio Manager responsible for the day-to-day management of the Fund.  He joined Camelot in 2017 and founded CEDA in 2018. Mr. Hoffmeister joined Quaker Funds, Inc. in 2010 as the portfolio strategist to the Existing Fund. He served as the Chief Economist of Bretton Woods Research between 2006 and 2014, and Director of Market Strategy at Polyconomics from 2004-2006. He is an economic counsel to Bretton Woods Research and is a graduate of Georgetown University with a BS in Accounting and Finance.

New Fund:  Thomas F. Kirchner and Paul Hoffmeister.

Comparison:  Mr. Kirchner and Mr. Hoffmeister will continue to be jointly and primarily responsible for the day-to-day oversight and management of the New Fund.  They are well-versed in the New Fund’s investments and strategy.

The Funds’ Statements of Additional Information provide additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares.

Purchase, Exchange, Redemption, Transfer and Valuation of Shares

Share Classes

The Existing Fund offers three classes of shares:  Class A shares, Class C shares and Institutional Class shares.  The New Fund will offer two classes of shares: Class A shares and Institutional Class shares. Class C shares will not be distributed in connection with the Reorganization. The main difference between each class are the sales charges and ongoing fees and minimum investment amounts.  All Fund share classes are redeemable.

Minimum Investments.

Existing Fund.  The minimum initial investment for Class A and Class C shares is $2,000 for a regular account and $1,000 for an IRA account, and the additional investment minimum for both types of accounts is $100. The minimum initial investment for Institutional Class shares is $1,000,000 (Institutional Class shares have no additional investment minimum).

New Fund.  The minimum initial investment for Class A shares is $2,000 for a regular account and $1,000 for an IRA account, and the additional investment minimum for both types of accounts is $100. The minimum initial investment for Institutional Class shares is $1,000,000 (Institutional Class shares have no additional investment minimum).

Note that each of the Funds or its adviser may waive any minimum investment requirement at its discretion.  Additional information about the purchase, redemption and pricing of a Fund’s shares can be found in the applicable Fund’s prospectus.  Each class of shares of a Fund represents interest in the same portfolio of investments in the Fund. Not all share classes may be available for purchase in all states.

Purchases and Sales of Fund Shares

Existing Fund: An investor may buy or sell shares on any day the NYSE is open, either through the investor’s financial services firm or directly (by mail or by phone), through the transfer agent.  Financial services firms must receive a sell order before 4:00 p.m. Eastern Time, and are responsible for furnishing all necessary documentation to the transfer agent. Requests to buy and sell Fund shares are processed based on the NAV next calculated after the request is received in proper form.  Additional details about the procedures for the purchase and sale of Fund shares may be found in the Existing Fund’s prospectus, and is incorporated by reference into this Proxy Statement/Prospectus.

New Fund

Purchase requests received by the Fund’s transfer agent in good order before the close of the NYSE (normally 4:00 p.m. ET) will receive the NAV calculated that day.  Purchase requests received by the Fund’s transfer agent after the close of the NYSE will receive the NAV calculated following the close of the NYSE on the next following business day.  The Fund reserves the right at its sole discretion to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund.

If you buy and redeem shares of the Funds through a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”) that member may charge a fee for that service. The Funds have authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate intermediaries to accept orders on a Fund’s behalf. The Fund will be deemed to have received the order when an authorized broker or a broker authorized designee accepts your order. Your order will be priced at the Fund's net asset value next computed after it is received by the authorized broker or broker authorized designee. Additional details about the procedures for the purchase and sale of Fund shares may be found in the New Fund’s prospectus, and is incorporated by reference into this Proxy Statement/Prospectus.

Pricing of Fund Shares

Existing Fund

The offering price includes any applicable sales charge, and is determined by dividing the net asset value (“NAV”) by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria.  The number of Fund shares issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria.  The Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange (“NYSE”) (which is generally 4:00 p.m. Eastern Time).  The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date.  The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security.  If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices.  The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices.  If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market.  Requests to buy and sell Fund shares are processed based on the NAV next calculated after the request is received in proper form.

Fair Valuation

•

Individual Securities.  The Fund expects to price most of its securities based on the current market values as discussed previously.  Securities and assets for which market quotations are not readily available will be valued at fair value.  The types of securities for which such fair value pricing may be necessary include, but are not limited to: foreign securities, as discussed below; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities for which there is no current market value quotation; securities for which a broker quote has been requested but the spread between the bid and the ask exceeds 15%; and securities that are restricted as to transfer or resale.  The need to fair value the Fund’s portfolio securities may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small-cap securities.

•

The Fund has adopted fair valuation procedures to value securities at fair market value in those circumstances as described above, and QIT has established a Valuation Committee that is responsible for determining when fair valuing a security is necessary and appropriate.  Securities and assets for which market quotations are not readily available may be valued based upon valuation methods that include: (i) multiple of earnings; (ii) yield to maturity with respect to debt issues; (iii) discounts from market prices of similar freely traded securities; or (iv) a combination of these methods.  Securities may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time the Fund calculates its NAV because an event had occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.  The Valuation Committee is comprised of the Fund’s Chief Compliance Officer, one of the Fund’s portfolio managers, and a member of the fund administration team.

•

Foreign Securities.  The value of a foreign security is generally determined as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier.  The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern Time) on the day that the value of the foreign security is determined.  If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices.  If market quotations are not readily available for a foreign security or an event has occurred that caused a quotation to be unavailable or unreliable, the Valuation Committee will fair value foreign securities using the procedures described previously.

•

Risk of Fair Value Pricing.  Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

New Fund

Shares of the Fund are sold at net asset value (“NAV”).  The Fund’s NAV per share is determined by adding the value of all the Fund’s securities, cash, and other assets, including accrued interest and dividends, less all liabilities, including accrued expenses, and then dividing by the total number of shares outstanding.  The Fund’s NAV changes every day.  The NAV is determined each business day following the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time (“ET”)) Monday through Friday, exclusive of Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas Day, and New Year’s Day. On occasion, the NYSE will close before 4:00 p.m. ET.  When that happens, the Fund’s NAV will be calculated as of the time the NYSE closes.

Securities held by the Fund for which market quotations are readily available are valued at current market value.  If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the adviser will value the Fund’s assets at their fair value according to policies approved by, and under the ultimate supervision of, the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted as permitted by the Securities and Exchange Commission (“SEC”) and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing policies.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  The Board of Trustees will review all securities fair valued by the adviser on an ongoing basis.

Additional information about the purchase, redemption and pricing of each Fund’s shares can be found in the Existing Fund’s prospectus and New Fund’s prospectus and is incorporated into this Proxy Statement/Prospectus.

Frequent Purchases and Redemption of Fund Shares

Each Fund discourages market timing.

Existing Fund

The Board of Trustees of QIT has adopted and implemented policies and procedures to detect, discourage and prevent short-term or frequent trading (often described as “market timing”) in the Fund.  The policies and procedures are described below.

The Fund is not designed for professional market timing organizations, individuals, or entities using programmed or frequent exchanges or trades.  Frequent exchanges or trades may be disruptive to the management of the Fund and can raise its expenses.  The Fund, through its principal underwriter, reserves the right to reject or restrict any specific purchase and exchange requests with respect to market timers and reserves the right to determine, in its sole discretion, that an individual, group or entity is or has acted as a market timer.

The Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors.  The Fund’s investments in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”).  Arbitrage market timing may also be attempted in the Fund if it holds significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded.  There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of the Fund’s shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Fund currently uses several methods to reduce the risk of market timing.  These methods include: (i) committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to this market timing policy; and (ii) seeking the cooperation of financial intermediaries to assist the Fund in monitoring and identifying market timing activity.

Investors who place transactions through the same financial intermediary on an omnibus account basis may be deemed part of a group for the purpose of this policy and their orders may be rejected in whole or in part by the Fund.  The Fund, however, cannot always identify or detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity.

Some investors own their shares in the Fund through omnibus accounts at a financial institution.  In such cases, the Fund may not know the identity of individual beneficial owners of the Fund’s shares, and may not be able to charge a redemption fee to the individuals actually redeeming Fund shares.  However, the Fund reviews all trading activity on behalf of omnibus accounts.  If any abuses are suspected, the Fund will contact the intermediary to determine whether the Fund’s policy has been violated and if so, to take appropriate action to deter future abuses of the policy.  The Fund may permanently or for a specific period of time bar any such accounts from further purchases of Fund shares.  The Fund’s ability to impose restrictions and deter abuses with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.

Preventative Measures. The Board of Trustees of QIT has adopted policies and procedures with respect to frequent purchases and redemptions of the Fund’s shares by the Fund’s shareholders.  It is the policy of the Fund that, in the event that the Fund or the Fund’s principal underwriter or financial intermediaries determines, in their sole discretion, that a shareholder is engaging in excessive or market timing activity that may be harmful to the Fund or its shareholders, the Fund may, in its discretion, take one of the following steps to stop such activity:  (i) notify the shareholder of the trading activity that has been deemed to be excessive or identified to be a market timing activity, and request that the shareholder not continue with such activity; (ii) require all future purchase and redemption instructions by such shareholder to be submitted via regular mail; or (iii) reject additional purchase or exchange orders by the offending shareholder.

New Fund

Redemption Fee/Market Timing.  The Fund discourages and does not accommodate market timing.  Market timing is an investment strategy using frequent purchases and redemptions and/or exchanges in an attempt to profit from short term market movements.  Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management, and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy requiring the Fund’s transfer agent to monitor shareholder activity for purchases and redemptions and/or exchanges that reasonably indicate market timing activity.  The transfer agent does not employ an objective standard and may not be able to identify all market timing activity or may misidentify certain trading activity as market timing activity.  The Board of Trustees also has adopted a redemption policy to discourage short term traders and/ or market timers from investing in the Fund.  A 2% fee will be assessed against investment proceeds withdrawn within 5 business days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is intended to offset the costs associated with short-term shareholder trading and is retained by the Fund.  The redemption fee is applied uniformly in all cases.  While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.

 Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund.  The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner.  Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information, to the extent known to the broker, to the Fund upon request.  If the Fund becomes aware of market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity.  In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive.

Dividends, Distributions and Taxes

Distributions and Dividend Reinvestments

Existing Fund.  The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code.  As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you.  Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually.  Each Fund will distribute net realized capital gains, if any, at least annually, usually in December.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.  The Funds automatically reinvest all dividends and any capital gains, unless you direct them to do otherwise.

Taxes

Existing Fund

Fund Distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you at ordinary income tax rates.  Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The Fund is required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis for shares purchased or acquired on or after January 1, 2012 (“covered shares”).  Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method.  Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax.  An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding.  By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding (currently, at a rate of 24%) on any distributions of income, capital gains or proceeds from the sale of your shares.  The Fund also must withhold if the IRS instructs it to do so.

State and Local Taxes. Depending on the laws of the state in which you reside, Fund distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax, and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding (currently at a rate of 24%) if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.- owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.  Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

This discussion is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a the Fund.

New Fund

In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase either Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DISTRIBUTION ARRANGEMENTS

Sales Charges. As discussed above under Fees and Expenses, both Existing Fund and New Fund Class A shares are subject to a maximum initial sales charge of 5.50%.  The remaining share classes of the New Fund and Existing Fund share classes are offered without an initial sales charge.  Existing Fund Class C shareholders who receive Class A shares of the New Fund following the Reorganization will not be charged any Class A upfront sales loads on additional purchases of the New Fund.

Reduction or Waiver of Front-End Sales Charges

Both the Existing Fund and the New Fund have the same policy with respect to the reduction or waiver of front-end sales charges.

Front-end sales charges may be reduced by:

•

Rights of Accumulation.  You may qualify for a reduced sales charge by aggregating the NAV of any shares you already own of the same class to the amount of your next investment in that class for purposes of calculating the sales charge.  For example, if you already owned Class A Shares in the Fund with a combined aggregate NAV of $450,000, and you decided to purchase an additional $60,000 of Class A Shares of the Fund, there would be a sales charge of 2.00% on your $60,000 purchase instead of the normal 4.75% on that purchase, because you had accumulated more than $500,000 total in the Fund.

•

Letter of Intent.  By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Class A Shares.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to the Funds’ highest applicable sales load (5.50% for all Funds) for the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any escrowed shares not needed to satisfy that charge would be released to you.

•

If you establish an LOI you can aggregate your accounts as well as the accounts of your immediate family members which include your spouse and children under age 21.  You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

Additional information concerning sales load reductions is available in the Fund’s Statement of Additional Information.

Front-End Sales Charges on Class A Shares for the Fund:

Amount Invested	Sales Charge (as a % of offering price)	Sales Charge (as a % of net amount invested)	Dealer Re-allowance
Less than $50,000	5.50%	5.82%	5.00%
$50,000 to $99,999	4.75%	4.99%	4.25%
$100,000 to $249,999	3.75%	3.90%	3.25%
$250,000 to $499,999	2.75%	2.83%	2.50%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	N/A

Additional Waivers of Class A Sales Loads

Existing Fund.  The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including (1) for purchases by fee-based registered investment advisers for their clients, broker/dealers with wrap fee accounts, or registered investment advisers or brokers for their own accounts; (2) for employees and employee-related accounts of the Fund’s adviser, the Trustees of the Trust, and affiliated persons of the Trust; (3) for large orders and purchases by eligible plans; and (4)  for shareholders who had held No-Load Class shares in the Existing Fund prior to the conversion of such shares to Class A shares as of June 23, 2000.  See the Existing Fund’s Statement of Additional Information for more information on waivers of sales charges on Class A shares. You need to notify your financial services firm or the Transfer Agent if you qualify for a waiver.

New Fund:

Front-end sales charges may be waived:

•

For purchases by fee-based registered investment advisers for their clients, broker/dealers with wrap fee accounts, or registered investment advisers or brokers for their own accounts.

•

For employees and employee-related accounts of the Adviser, Trustees and affiliated persons of the Trust.  Please see the Trust’s SAI for details.

•

For large orders and purchases by eligible plans.  Please see the Trust’s SAI for details, including a description of the commissions the Trust’s Distributor may advance to dealers for these purchases.

12b-1 Distribution and Service Fees

Existing Fund. The Fund has adopted plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares as well as shareholder services.  Class A shareholders of a Fund may pay annual 12b-1 expenses of up to 0.25%, and Class C shareholders pay a 1.00% 12b-1/service fee (servicing fee of 0.25% of average daily net assets and distribution fee of 0.75% per annum of average daily net assets), payable on a monthly basis, of the Fund’s average daily net assets attributable to Class C Shares. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

New Fund. The Fund has adopted plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of its Class A shares as well as shareholder services.  Class A shareholders of a Fund may pay annual 12b-1 expenses of up to 0.25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

The fiscal year end of the Existing Fund is June 30.  The fiscal year end for the New Fund will be June 30.  The financial highlights of the Existing Fund are included with this Combined Proxy Statement/Prospectus as Appendix B.  Because the New Fund has not yet commenced operations, no Financial Highlights are available at this time.

The financial highlights of the Existing Fund are also contained in: (i) the Annual Report to shareholders of the Existing Fund for the fiscal year ended June 30, 2017, which have been audited by Tait, Weller & Baker, LLP, the Fund’s registered independent public accounting firm, and (ii) the Semi-Annual Report to shareholders of the Existing Fund for the six months ended December 31, 2017, which are unaudited. The Annual Report and Semi-Annual Report, which have previously been sent to shareholders, are available on request and without charge by writing to the Funds at www.quakerfunds.com or by calling toll free at 800-220-8888, and, with respect to the Existing Fund, are incorporated by reference into this Combined Proxy Statement/Prospectus.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Appendix A.

The Plan of Reorganization provides that all of the assets of the Existing Fund will be transferred to the New Fund in exchange solely for shares of the New Fund and the latter’s assumption of all of the Existing Fund’s liabilities, known and unknown.  The shares of the New Fund issued to the Existing Fund will be equal in number, and have an aggregate NAV, equal to the aggregate NAV of the Existing Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the Closing Date. Upon receipt by the Existing Fund of the shares of the New Fund, the Existing Fund will distribute New Fund shares to its shareholders and will be terminated as a series of the Trust.

The distribution of the New Fund shares to the Existing Fund shareholders will be accomplished by opening new accounts on the books of the New Fund in the names of the Existing Fund shareholders and transferring to those shareholder accounts the shares of the New Fund.  The shares transferred to such newly opened accounts will represent the respective pro rata number of shares of the New Fund that the Existing Fund is to receive under the terms of the Plan of Reorganization. See “Terms of the Reorganization” below.

Accordingly, as a result of the Reorganization, each Existing Fund shareholder will own shares of the New Fund with an aggregate NAV equal to the aggregate NAV of the shares of the Existing Fund that the shareholders owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to the Existing Fund shareholders in connection with their receipt of shares of the New Fund in the Reorganization.

Terms of the Reorganization

Pursuant to the Plan of Reorganization, on the Closing Date, the Existing Fund will transfer to the New Fund all of its assets in exchange solely for shares of the New Fund and the New Fund’s assumption of all of the Existing Fund’s liabilities, known and unknown.  The aggregate NAV of the shares issued by the New Fund will be equal to the NAV of the Existing Fund’s shares as of the Closing Date. The Existing Fund expects to distribute the shares of the New Fund to its shareholders promptly after the Closing Date.  Thereafter, the Existing Fund will be terminated as a series of the Trust.

The Plan of Reorganization contains customary representations, warranties, and conditions.  The Plan of Reorganization may be terminated by the QIT or Frank Funds at any time before the closing of the Reorganization if, on the Closing Date, (1) any of the required conditions have not been met and it reasonably appears that that condition will not or cannot be met, (2) if any representation, warranty, or covenant of the other party is materially breached,  (3) if circumstances develop that, in the opinion of its Board, make proceeding with the Plan of Reorganization inadvisable, or (4) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization.  The Plan of Reorganization also may be terminated or amended by the mutual consent of the parties.

Federal Income Taxes

The combination of the Existing Fund and the New Fund in the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code.  As a condition to the closing of the Reorganization, Frank Funds and QIT will receive an opinion from counsel to that effect. In such a reorganization, neither the Existing Fund nor its shareholders will recognize gain or loss as a result of the Reorganization.  The tax basis in the New Fund shares an Existing Fund shareholder receives will be the same as the basis in the Existing Fund shares, and the holding period for those New Fund shares will include the holding period of those Existing Fund shares, provided that the latter shares were held as capital assets at the time of the Reorganization. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested.  Shareholders should consult their own tax advisors concerning the potential tax consequences of the Reorganization to them, including foreign, state, and local tax consequences.

As of June 30, 2017, the Existing Fund had $5,514,315 in unutilized non-expiring federal tax capital loss carryforwards.

Expenses of the Reorganization

The costs of the Reorganization will be borne by Camelot and CEDA.  The total cost of the Reorganization is expected to be approximately $46,000.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the New Fund will establish a position for each Existing Fund shareholder on the books of the New Fund containing the appropriate number of shares of the New Fund to be received in the Reorganization. No certificates for shares of the New Fund will be issued in connection with the Reorganization.

OTHER INFORMATION

Capitalization.

The following table sets forth, as of the Record Date: (i) the unaudited capitalization of each class of shares of the Existing Fund (ii) the hypothetical unaudited pro-forma capitalization of each class of shares of the New Fund, and (iii) the unaudited pro-forma combined capitalization of the New Fund assuming the Reorganization has been approved.  If the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity in the Existing Fund and changes in NAV.

Shares of Fund	Net Assets	Adjustment for Reorganization Costs	Adjusted Net Assets	Adjusted Net Asset Value Per Share	Shares Outstanding
Acquired Fund (Quaker Event Arbitrage Fund)
Class A Shares	$ 8,588,176.29	None	N/A	$13.15	652,863.94

Class C Shares	$ 2,403,213.40	None	N/A	$12.57	191,238.85
Institutional Class Shares	$ 11,173,304.43	None	N/A	$13.28	841,557.72
Acquiring Fund (Camelot Event Driven Fund) –Pro forma
Class A Shares	$ 10,991,389.69	None	N/A	$13.02	844,470.522
Institutional Class Shares	$ 11,173,304.43	None	N/A	$13.24	844,003.797
Adjustment for Shares Outstanding
Combined Fund Pro forma	$ 22,164,694.12	None	N/A	$13.13	1,688,474.319

* Results may vary due to rounding

The Proxy.

The Board of QIT is soliciting proxies so that each shareholder has the opportunity to vote on the proposals to be considered at the meeting.  A proxy for voting your shares at the meeting is enclosed. The shares represented by each valid proxy received in time will be voted at the meeting as specified. If no specification is made, the shares represented by a duly executed proxy will be voted for approval of each proposal described in this Proxy Statement and at the discretion of the holders of the proxy on any other matter that may come properly before the meeting.  You may revoke your proxy at any time before it is exercised by (1) submitting a duly executed proxy bearing a later date, (2) submitting a written notice to the President of the Trust revoking the proxy, or (3) attending and voting in person at the Meeting.

Shareholder Information.

As of the Record Date, there were 1,688,474 shares of the Existing Fund outstanding – Class A shares: 652,714; Class C shares: 191,756; and Institutional Class shares: 844,004.  The following table indicates the dollar range of equity securities that each QIT Trustee beneficially owned in the Existing Fund as of December 31, 2017:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
James R. Brinton	None	Over $100,000
Warren West	$1 - $10,000	$1 - $10,000
Jeffry H. King, Sr.	Over $100,000	Over $100,000
Laurie Keyes	Over $100,000	Over $100,000
Everett T. Keech	$10,001 - $50,000	$10,001 - $50,000
Gary E. Shugrue	None	None

TD Ameritrade Inc. may be deemed to control the Fund by virtue of their combined ownership interests.  As of the Record Date, no person was known by the Existing Fund to own beneficially or of record 5% or more of any class of shares of the Existing Fund except as follows:

Existing Fund Class A

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Class
National Financial Services, LLC For the Exclusive Benefit of Customers 499 Washington Blvd. Jersey City, NJ 07310-1995	R	105,567	16.17%
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	R	84,054	12.87%
Charles Schwab & Co. Inc. Special Custody Accounts FBO Customers Attn. Mutual Funds 211 Main Street San Francisco, CA 94105-1905	R	69,897	10.71%
TD Ameritrade Inc. For the Exclusive Benefit of Our Clients PO Box 2226 Omaha, NE 68103-2226	R	39,922	6.11%

Existing Fund Class C

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Class
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	R	69,550	36.37%
Wells Fargo Clearing Services LLC Special Custody Acct. for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	R	17,441	9.12%

Existing Fund Institutional Class

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Class
LPL Financial Omnibus Customer Account Attn Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091	R	123,322	14.65%
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	R	98,162	11.66%

Foliofn Investments Inc. 8180 Greensboro Dr., Suite 800 McLean, VA 22102-3865	R	82,507	9.80%
National Financial Services, LLC For the Exclusive Benefit of Customers 499 Washington Blvd. Jersey City, NJ 07310-1995	R	45,860	5.45%
Charles Schwab & Co., Inc. Special Custody Acct. FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	R	45,071	5.36%

As of the Record Date, there were no shareholders of the New Fund.

Voting Securities and Voting.

Shareholders of record of the Existing Funds at the close of business on the Record Date, are entitled to vote at the meeting or at any adjournments thereof.  Shareholders are entitled to one vote for each share held and a proportionate vote for each fractional share held. The presence at the meeting of holders of a majority of the outstanding shares of the Existing Fund entitled to vote, in person or by proxy, shall constitute a quorum for the meeting for the Existing Fund.  A quorum being present, the Existing Fund will adopt a proposal if a majority of the shares of the Existing Fund vote to approve the proposal.  For purposes of the proposal, “a majority of the shares of the Existing Fund” means the lesser of: (a) 67% or more of the voting securities of the Existing Fund present at the meeting, if 50% or more of the outstanding voting securities of the Existing Fund are represented in person or by proxy; or (b) 50% or more of the outstanding voting securities of the Existing Fund.

For purposes of determining (i) the presence of a quorum, and (ii) whether sufficient votes have been received for approval of a particular proposal, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the meeting, but which have not been voted. For this reason, abstentions and broker non-votes will assist the Existing Fund in obtaining a quorum, but both have the practical effect of a “no” vote for purposes of obtaining the requisite vote for approval of the proposal.

If, with respect to the Existing Fund, either (a) a quorum is not present at the meeting, or (b) a quorum is present but sufficient votes in favor of the proposal have not been obtained, then the persons named as proxies may propose one or more adjournments of the meeting, to permit further solicitation of proxies, provided such persons determine, after consideration of all relevant factors, including the nature of the proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation, that an adjournment and additional solicitation is reasonable and in the interests of shareholders.

The meeting may be adjourned from time to time by the vote of a majority of the shares represented at the meeting, whether or not a quorum is present. If the meeting is adjourned to another time or place, notice need not be given of the adjourned meeting at which the adjournment is taken, unless a new record date of the adjourned meeting is fixed.

The individuals named as proxies on the enclosed proxy card will vote in accordance with the shareholder’s direction, as indicated thereon, if the proxy card is received and is properly executed. If the shareholder properly executes a proxy and gives no voting instructions with respect to a proposal, the shares will be voted in favor of such proposal. A shareholder may revoke a proxy at any time before it is exercised by (i) submitting a duly executed proxy bearing a later date, (ii) submitting a written notice to the Secretary of the applicable Fund revoking the proxy, or (iii) attending and voting in person at the Meeting. The proxies, in their discretion, may vote upon such other matters as may properly come before the meeting. The Board is not aware of any other matters to come before the meeting.

Expenses

The costs of the meeting will be borne by Camelot and CEDA. Any costs related to any adjournment(s) or postponement(s) thereof will also be paid by Camelot and CEDA. Proxies are solicited by mail. Additional solicitations may be made by telephone, fax or personal contact by officers or employees of Camelot, CEDA, or their affiliates or by proxy soliciting firms retained by Camelot or CEDA. The cost of solicitation, including the costs of any third party proxy solicitor, will be borne by the Camelot and CEDA. The Fund has retained a proxy solicitor, Okapi Partners LLC, to assist in the solicitation of proxies. The anticipated cost of such solicitation is approximately $10,500.

Shareholder Rights and Obligations

Each of Frank Funds and QIT is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  QIT is a Massachusetts business trust.  Frank Funds is an Ohio business trust.  Under Frank Funds’ declaration of trust, Frank Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Under QIT’s declaration of trust, QIT is authorized to issue an unlimited number of shares of beneficial interest, with a par value of $0.01 per share, from an unlimited number of series of shares.  The shares of each series of the Trusts have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

With respect to each Fund, shares have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately.

When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of New Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

Shareholder Proposals

The Funds do not hold regular annual meetings of their shareholders. As a general matter, the New Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of trustees is required by the 1940 Act.  Any shareholder who wishes to submit a proposal for consideration at a meeting of shareholders of either Fund should send such proposal to 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147.  To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of a Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

APPENDIX A

AMENDED AND RESTATED AGREEMENT AND PLAN OF REORGANIZATION

THIS AMENDED AND RESTATED AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of March 28, 2018, among QUAKER INVESTMENT TRUST, a Massachusetts business trust, with its principal place of business at 2500 Weston Road, Suite 101, Weston, FL 33331 (“Quaker Investment Trust”), on behalf Quaker Event Arbitrage Fund (“Existing Fund”), a series of Quaker Investment Trust; FRANK FUNDS, an Ohio business trust, with its principal place of business at 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149 ( “Trust”), on behalf of Camelot Event Driven Fund (“New Fund”), a series of the Trust; and, solely for purposes of paragraph 6,  Camelot Event-Driven Advisors, LLC, advisor to the New Fund (“Advisor”) and Camelot Portfolios, LLC, advisor to the Existing Fund (“Camelot”) (each of Quaker Investment Trust and the Trust being sometimes referred to herein as an “Investment Company,” and each of Existing Fund and New Fund is sometimes referred to herein as a “Fund”).  Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Fund -- and of and by the Investment Company of which that Fund is a series, on that Fund’s behalf -- shall be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series, on that Fund’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by a Fund or the Investment Company of its Obligations set forth herein.  This Agreement supersedes and replaces any prior agreement and plan of reorganization among the parties hereto.

The Trust and Quaker Investment Trust wish to effect a reorganization described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”) (all “section” references are to the Code, unless otherwise noted), and each of them intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the Treasury Regulations under the Code (“Treasury Regulations”).  The reorganization will consist of Existing Fund’s changing its identity, form, and place of organization -- by converting from a series of Quaker Investment Trust to a series of the Trust -- by (1) the sale, assignment, conveyance, transfer, and delivery of all of the property and assets of the Existing Fund to the New Fund in exchange solely for (a) shares of beneficial interest (“shares”) of the New Fund, as described herein, and (b) the assumption by the New Fund of all liabilities of the Existing Fund, and (2) the subsequent distribution of those New Fund shares (which shall then constitute all of the assets of the Existing Fund) pro rata to the shareholders in exchange for their shares of the Existing Fund in complete liquidation thereof (for federal tax purposes), and (3) effectively terminating the Existing Fund, all on the terms and conditions set forth herein (collectively, the “Reorganization”).

Each Investment Company’s board of trustees (each, a “Board”), in each case including a majority of the trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”), (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on the respective Fund’s behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of the Fund and Investment Company that it is a series of and that the interests of the shareholders will not be diluted as a result of the Reorganization.

Existing Fund’s issued and outstanding shares are divided into three classes: Class A shares, Class C shares and Institutional Class shares (“Existing Fund Class A Shares,” “Existing Fund Class C Shares,” and “Existing Fund Institutional Class Shares”, respectively, and together, “Existing Fund Shares”).  New Fund will issue and have outstanding shares divided into two classes, Class A shares and Institutional Class shares (“New Fund Class A Shares,” and “New Fund Institutional Class Shares” respectively, and together, “New Fund Shares”).  The rights and obligations of Existing Fund Class A Shares and New Fund Class A Shares, and of Existing Fund Class C Shares and New Fund Class A Shares, and of Existing Fund Institutional Class Shares and New Fund Institutional Class Shares, are substantially similar to each other.

In consideration of the mutual promises contained herein, the parties agree as follows:

1.  PLAN OF REORGANIZATION AND TERMINATION

1.1  Subject to the requisite approvals of Existing Fund’s shareholders and others and the terms and conditions set forth herein, Existing Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to New Fund.  In exchange therefor, New Fund shall:

(a) issue and deliver to Existing Fund the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) (1) New Fund Class A Shares equal to the number of full and fractional Existing Fund Class A Shares and Existing Fund Class C Shares then outstanding, and (2) New Fund Institutional Class Shares equal to the number of full and fractional Existing Fund Institutional Class Shares then outstanding; and

(b) assume all of Existing Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2  The Assets shall consist of all assets and property of every kind and nature -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records -- Existing Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Existing Fund’s books at that time.

1.3  The Liabilities shall consist of all of Existing Fund’s liabilities, debts, obligations, and duties of whatever kind and nature existing at the Effective Time, whether known or unknown, accrued or contingent, and whether or not arising in the ordinary course of business, determinable as of the Effective Time, or specifically referred to herein, excluding Reorganization Expenses (as defined in paragraph 3.3(f)) borne by the Advisor and Camelot pursuant to paragraph 6).

1.4  At or before the Closing, New Fund shall redeem the Initial Shares (as defined in paragraph 5.5) for the price at which they are issued pursuant to that paragraph.  At the Effective Time (or as soon thereafter as is reasonably practicable), the Existing Fund shall distribute the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Existing Fund Shares then held of record and in constructive exchange therefor, and will completely liquidate (which shall be treated as a complete liquidation of the Existing Fund for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Treasury Regulations). That distribution shall be accomplished by the Trust’s transfer agent opening accounts on New Fund’s shareholder records in the names of the Shareholders and transferring those New Fund Shares to those accounts. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional New Fund Shares equal to the number of full and fractional Existing Fund Shares that Shareholder holds as of the Effective Time, by class (i.e., the account for each Shareholder that holds Existing Fund Class A Shares or Existing Fund Class C Shares shall be credited with the number of full and fractional New Fund Class A Shares due that Shareholder, and the account for each Shareholder that holds Existing Fund Institutional Class Shares shall be credited with the number of full and fractional New Fund Institutional Class Shares due that Shareholder). The aggregate net asset value (“NAV”) of New Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Existing Fund Shares that Shareholder owned at the Effective Time.

1.5  Any transfer taxes payable on the issuance and transfer of New Fund Shares in a name other than that of the registered holder on Existing Fund’s shareholder records of the Existing Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.6  Any reporting responsibility of Existing Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated, except that New Fund shall be responsible for preparing and filing any Form N-Q or Form N-CSR (including the annual report to shareholders) if the fiscal period relating to such form ended prior to the Effective Time, but as of the Effective Time such form has not yet been filed.

1.7  After the Effective Time, Existing Fund shall not conduct any business except in connection with its dissolution and termination.  As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Existing Fund shall be terminated as a series of the Trust and (b) the Trust shall make all filings and take all other actions in connection therewith necessary and proper to effect Existing Fund’s complete dissolution.

2.  CLOSING AND EFFECTIVE TIME

2.1  Unless the Investment Companies agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on May 18, 2018 (“Effective Time”).  The Closing shall be held at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, or another place as to which the Investment Companies agree.

2.2  Quaker Investment Trust shall direct the custodian of Existing Fund’s assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating and verifying that (a) the Assets it holds will be transferred to the custodian of New Fund’s assets at the Effective Time and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  Quaker Investment Trust shall direct its fund accounting and pricing agent to deliver at the Closing a schedule detailing the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, to be transferred by Existing Fund to New Fund accompanied by a Certificate as to the accuracy of that information.

2.3  Quaker Investment Trust shall direct its transfer agent to deliver at the Closing to the Trust a Certificate verifying that Existing Fund’s shareholder records contain (a) each Shareholder’s name, address, and taxpayer identification number, (b) the number of full and fractional outstanding Existing Fund Shares, by class, that each such Shareholder owns at the Effective Time, (c) the dividend reinvestment elections, if any, applicable to each Shareholder, and (d) the backup withholding and nonresident alien withholding certifications, notices, or records on file with Existing Fund with respect to each Shareholder, all at the Effective Time.  The Trust shall direct its transfer agent to deliver, at or as soon as reasonably practicable after the Closing, (e) to the Trust, a Certificate as to the opening of accounts on New Fund’s shareholder records in the names of the Shareholders and (f) to Quaker Investment Trust, a confirmation, or other evidence satisfactory to Quaker Investment Trust, that the New Fund Shares to be credited to Existing Fund at the Effective Time have been credited to Existing Fund’s account on those records.

2.4  Quaker Investment Trust shall direct its custodian to deliver to the Trust and Advisor, within five days before the Closing, a Certificate listing each security, by name of issuer and number of shares, that is carried on Existing Fund’s books, at an estimated fair market value provided by an authorized pricing vendor for Existing Fund.

2.5  At the Closing, each Investment Company shall deliver, on behalf of its Fund, as applicable, (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests and (b) a Certificate in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3.  REPRESENTATIONS AND WARRANTIES

3.1  Quaker Investment Trust, on Existing Fund’s behalf, represents and warrants to the Trust, on New Fund’s behalf, as follows:

(a)

Quaker Investment Trust (1) is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Massachusetts (“Massachusetts Law”), and its Amended and Restated

Agreement of Declaration of Trust dated October 24, 1990, as amended and restated as of August 1, 1996 and October 28, 2004, as amended and restated on October 20, 2006 and October 28, 2008, and as amended and restated on February 19, 2009, and further amended on February 18, 2010, May 13, 2009, and as further amended April 29, 2010 (“Quaker Investment Trust Declaration of Trust”), is on file with the Office of the Secretary of State of Massachusetts, (2) is duly registered under the 1940 Act as an open-end management company, and no proceeding has been instituted to suspend that registration, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b)  Existing Fund is a duly established and designated series of Quaker Investment Trust;

(c)   The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of the Quaker Investment Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of Quaker Investment Trust, with respect to Existing Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)  At the Effective Time, Quaker Investment Trust, on behalf of the Existing Fund, will have good and marketable title to the Assets for Existing Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except encumbrances on securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on New Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e)  Quaker Investment Trust, with respect to Existing Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Massachusetts Law, the Quaker Investment Trust Declaration of Trust, or its By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Quaker Investment Trust, on Existing Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Quaker Investment Trust, on Existing Fund’s behalf, is a party or by which it is bound;

(f)  At or before the Effective Time, either (1) all material contracts and other commitments of Existing Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or New Fund’s assumption of any liabilities of Existing Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Quaker Investment Trust may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g)  No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Quaker Investment Trust’s knowledge, threatened against Quaker Investment Trust, with respect to Existing Fund or any of its properties or assets attributable or allocable to Existing Fund, that, if adversely determined, would materially and adversely affect Existing Fund’s financial condition or the conduct of its business; and Quaker Investment Trust, on Existing Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Existing Fund’s business or Quaker Investment Trust’ ability to consummate the transactions contemplated hereby;

(h)  Existing Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year ended June 30, 2017, have been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements present fairly, in all material respects, Existing Fund’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended, and there are no known contingent liabilities of Existing Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(i)  Since June 30, 2017, there has not been any material adverse change in Existing Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Existing Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Existing Fund Share due to declines in market values of securities Existing Fund holds, the discharge of Existing Fund liabilities, or the redemption of Existing Fund Shares by its shareholders shall not constitute a material adverse change;

(j)  All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Existing Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of Quaker Investment Trust’ knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Existing Fund is in compliance in all material respects with all applicable Treasury Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

(k)   Existing Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“IRS”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Existing Fund is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Existing Fund has elected to be, and for each taxable year of its operation (including its current taxable year) has met (and for that year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification and treatment as, a “regulated investment company” (“RIC”) and has been (and for that year will be) eligible to and has computed (and for that year will compute) its federal income tax under section 852; Existing Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Existing Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l)   All issued and outstanding Existing Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Quaker Investment Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Existing Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Existing Fund’s shareholder records, as provided in paragraph 2.3; and Existing Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Existing Fund Shares, nor are there outstanding any securities convertible into any Existing Fund Shares;

(m) Existing Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n)  Existing Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o) Not more than 25% of the value of Existing Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Existing Fund invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose;

(p)  Existing Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the

Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q)  The information to be furnished by Quaker Investment Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 (as defined in paragraph 3.3(a)) will, at the Effective Time, with respect to information furnished by Quaker Investment Trust, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(r)  The Quaker Investment Trust Declaration of Trust permits Quaker Investment Trust to vary its shareholders’ investment; Quaker Investment Trust does not have a fixed pool of assets; each series thereof (including Existing Fund) is a managed portfolio of securities; and Quaker has the authority to buy and sell securities for Existing Fund;

(s)  Existing Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus, except as previously disclosed in writing to the Trust; and

(t)  The New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

3.2  The Trust, on New Fund’s behalf, represents and warrants to Quaker Investment Trust, on Existing Fund’s behalf, as follows:

(a)  The Trust (1) is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Ohio (“Ohio Law”), and its Agreement and Declaration of Trust dated February 12, 2004 (“Trust Declaration of Trust”), is on file with the Office of the Secretary of State of Ohio, (2) is duly registered under the 1940 Act as an open-end management company, and no proceeding has been instituted to suspend that registration, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b)  As of the Effective Time, New Fund will be a duly established and designated series of the Trust; and New Fund has not commenced operations and will not do so until after the Closing;

(c)  The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of the Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of the Trust, with respect to New Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)  Before the Closing, there will be no (1) issued and outstanding New Fund Shares, (2) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (3) securities convertible into any New Fund Shares, or (4) any other securities issued by New Fund, except the Initial Shares. All of the New Fund Shares to be issued and delivered to the Trust, for the account of the Shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued New Fund Shares and be fully paid and non-assessable by the Trust;

(e) No consideration other than New Fund Shares (and New Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f)  The Trust, with respect to New Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Ohio Law, the Trust’s Declaration of Trust, or its By-Laws, or any Undertaking to which the Trust, on New Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, on New Fund’s behalf, is a party or by which it is bound;

(g)  No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to New Fund or any of its properties or assets attributable or allocable to New Fund, that, if adversely determined, would materially and adversely affect New Fund’s financial condition or the conduct of its business; and the Trust, on New Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects New Fund’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(h)  New Fund is not (and will not be) classified as a partnership, and instead is (and will be) classified as an association that is taxable as a corporation, for federal tax purposes and either will elect the latter classification by filing Form 8832 with the IRS or is (and will be) a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; New Fund will be an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; New Fund will meet the requirements of Part I of Subchapter M for qualification as a RIC, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and New Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for its next taxable year;

(i)  There is no plan or intention for New Fund to be dissolved or merged into another business trust or a statutory trust or corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(j)  Assuming the truthfulness and correctness of Quaker Investment Trust’ representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of New Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

(k)  Immediately after the Effective Time, New Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(l)  The information to be furnished by the Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

(m)  The Trust Declaration of Trust permits the Trust to vary its shareholders’ investment; the Trust does not have a fixed pool of assets; each series thereof is (and New Fund, on commencement of its operations, will be) a managed portfolio of securities; and Advisor will have the authority to buy and sell securities for the New Fund.

3.3  Quaker Investment Trust, on behalf of the Existing Fund, and the Trust, on behalf of the New Fund, respectively, hereby further represent and warrant to each other as follows:

(a)  No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on either Fund’s behalf, except for (1) the Trust’s filing with the Commission of a Combined Proxy Statement/Prospectus (and related documents) on Form N-14 relating to the Reorganization and the New Fund Shares issuable hereunder, and any supplement or amendment thereto (“N-14”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b)  The fair market value of the New Fund Shares each Shareholder receives will be equal to the fair market value of its Existing Fund Shares it actually or constructively surrenders in exchange therefor;

(c)  The Shareholders will pay their own expenses (such as fees of personal investment or tax advisors for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d)  The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by New Fund and those to which the Assets are subject; and the value of Existing Fund’s net assets will equal (1) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange and Existing Fund’s declaration of dividends and/or other distributions, if any, on the date of the Closing, using the valuation procedures set forth in Quaker Investment Trust then-current prospectus and statement of additional information for Existing Fund and valuation procedures established by the Quaker Investment Trust Board, less (2) the amount of the Liabilities at that time, with the computation of all such amounts being made by or under the direction of Mutual Shareholder Services, LLC or, in the case of securities subject to fair valuation, in accordance with those valuation procedures;

(e)  None of the compensation received by any Shareholder who or that is an employee of or service provider to Existing Fund will be separate consideration for, or allocable to, any of the Existing Fund Shares that Shareholder holds; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(f)  No expenses incurred by Existing Fund or on its behalf in connection with the Reorganization will be paid or assumed by New Fund, Advisor, Camelot, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than New Fund Shares will be transferred to Existing Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof;

(g)  There will be no dissenters to the Reorganization under the applicable provisions of Massachusetts Law, and New Fund will not pay cash in lieu of fractional New Fund Shares in connection with the Reorganization;

(h)  The Reorganization is being undertaken for bona fide business purposes (and not a purpose to avoid federal income tax); and

(i)  The principal purpose of New Fund’s assumption of the Liabilities is a bona fide business purpose and is not avoidance of federal income tax on the transaction.

4.  COVENANTS

4.1  The Trust and Quaker Investment Trust each covenants to take all action necessary to obtain approval of the transactions contemplated hereby.

4.2  The Trust and Quaker Investment Trust each covenants to prepare the N-14 in compliance with applicable federal and state securities laws.

4.3  The Trust and Quaker Investment Trust each covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), it deems necessary or desirable in order to vest in, and confirm to, (a)

the Trust, on New Fund’s behalf, title to and possession of all the Assets, and (b) Quaker Investment Trust, on Existing Fund’s behalf, title to and possession of the New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.4  The Trust and Quaker Investment Trust each covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue New Fund’s operations after the Effective Time.

4.5  Subject to this Agreement, the Trust and Quaker Investment Trust each covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.  CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1  This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Trust’s Board, on behalf of New Fund, and by the Quaker Investment Trust Board, on behalf of Existing Fund;

5.2  All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby.  The N-14 shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act.  The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act.  All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

5.3  At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4  The Investment Companies shall have received an opinion of Thompson Hine LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”).  In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (which, notwithstanding paragraph 7, shall survive the Closing), and in separate letters, if requested, addressed to it.  The Tax Opinion shall be substantially to the effect that – based on the facts and assumptions mentioned therein and conditioned on those representations and warranties’ being true and complete as of the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) – for federal income tax purposes:

(a)  New Fund’s acquisition of the Assets in exchange solely for New Fund Shares and New Fund’s assumption of the Liabilities, followed by Existing Fund’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Existing Fund Shares and in complete liquidation of Existing Fund, will qualify as a “reorganization” (as defined in section 368(a)(1)(F)) of the Code, and each Fund will be “a party to a reorganization” (within the meaning of section 368(b) of the Code);

(b)  Under section 361 of the Code, Existing Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund’s assumption of the Liabilities or on the distribution of the New Fund Shares to the Shareholders in exchange for their Existing Fund Shares;

(c)  Under section 1032(a) of the Code, New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and New Fund’s assumption of the Liabilities;

(d)  Under section 362(b) of the Code, New Fund’s adjusted basis in each Asset will be the same as Existing Fund’s adjusted basis therein immediately before the Reorganization, and under section 1223(2) of the Code, New Fund’s holding period for each Asset will include Existing Fund’s holding period therefor (except where New Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(e)  Under section 354(a)(1) of the Code, a Shareholder will recognize no gain or loss on the exchange of all the Shareholder’s Existing Fund Shares solely for New Fund Shares pursuant to the Reorganization;

(f)  Under section 358(a)(1) of the Code, a Shareholder’s aggregate adjusted basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Existing Fund Shares it actually or constructively surrendered in exchange for those New Fund Shares, and under section 1223(1) of the Code, the Shareholder’s holding period for those New Fund Shares will include, in each instance, its holding period for those Existing Fund Shares, provided the Shareholder held those Existing Fund Shares as capital assets as of the Effective Time; and

(g)   The New Fund will succeed to and take into account the items of the Existing Fund described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.  In particular, under Treasury Regulation § 1.381(b)-1(a)(2), the New Fund will be treated for purposes of section 381 of the Code just as the Existing Fund would have been treated if there had been no Reorganization, and the taxable year of the Existing Fund will not end on the date of the Reorganization merely because of the closing of the Reorganization.

Notwithstanding the foregoing, the Tax Opinion may state that no opinion is expressed regarding: (i) whether either the Existing Fund or the New Fund qualifies or will qualify as a RIC; (ii) the federal income tax consequences of the payment of Reorganization expenses by Advisor and Camelot, except in relation to the qualification of the Reorganization as a “reorganization” under section 368(a) of the Code; (iii) whether any federal income tax will be imposed or required to be withheld under the Foreign Investment in Real Property Tax Act of 1980 with respect to any Shareholder that is a foreign person; (iv) the effect of the Reorganization on the Existing Fund with respect to any Asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting (including under section 1256 of the Code); (v) the effect of the Reorganization on any Shareholder  that is required to recognize unrealized gains or losses for federal income tax purposes under a mark-to-market system of accounting; (vi) whether accrued market discount, if any, on any market discount bonds held by the Existing Fund will be required to be recognized as ordinary income under section 1276 of the Code as a result of the Reorganization; (vii) whether any gain or loss will be required to be recognized with respect to any Asset that constitutes stock in a passive foreign investment company (within the meaning of section 1297(a) of the Code); and (viii) any state, local or foreign tax consequences of the Reorganization.

5.5  Before the Closing, the Trust’s Board shall have authorized the issuance of, and the Trust shall have issued, one New Fund Share of each class (“Initial Shares”) to the Advisor or an affiliate thereof, in consideration of the payment of $10.00 (or other amount that Board determines) apiece, to take whatever action it may be required to take as New Fund’s sole shareholder pursuant to paragraph 5.6;

5.6  The Trust shall have entered into, or adopted, as appropriate, an investment management agreement and other agreements and plans necessary for New Fund’s operation as a series of an open-end management investment company.  Each such agreement and plan shall have been approved by the Trust’s Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are Non-Interested Persons thereof and by the Advisor or its affiliate as New Fund’s sole shareholder; and

5.7  At any time before the Closing, the Trust or Quaker Investment Trust may waive any of the foregoing conditions (except those set forth in paragraphs 5.1, 5.2, 5.3, and 5.4) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

6.  EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), Advisor and Camelot shall bear the entirety of the total Reorganization Expenses.  The Advisor shall be responsible for the following Reorganization Expenses: (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing the N-14, and printing and distributing New Fund’s registration statement and the N-14, (2) legal and accounting fees attributable to the New Fund, (3) transfer taxes for foreign securities, and (4) any and all incremental Blue Sky fees.  Camelot shall be responsible for the following Reorganization Expenses: (1) preparing, filing, and mailing Existing Fund’s prospectus supplements and (legal and accounting fees attributable to the Existing Fund.  Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

7.  ENTIRE AGREEMENT; NO SURVIVAL

Quaker Investment Trust, on behalf of the Existing Fund, and the Trust, on behalf of the New Fund, have not made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement of Quaker Investment Trust, on behalf of the Existing Fund, and the Trust on behalf of the New Fund.  The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8.  TERMINATION

This Agreement may be terminated at any time at or before the Closing by the Investment Companies’ mutual agreement or by resolution of either the Quaker Investment Trust’s Board, on behalf of the Existing Fund, or the Trust’s Board, on behalf of the New Fund, (a) if circumstances should develop that, in the opinion of that Board, make proceeding with this Agreement inadvisable with respect to its Fund, (b) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (c) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (d) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (e) if the Closing has not occurred on or before May 18, 2018, or such other date as to which the Investment Companies agree. Any such termination resolution will be effective when made. In the event of termination by mutual agreement or pursuant to clauses (d) or (e), neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

9.  AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Quaker Investment Trust, on behalf of the Existing Fund, and of the Trust, on behalf of the New Fund.

10.  SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11.  MISCELLANEOUS

11.1  This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.2  Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust, on New Fund’s behalf, or Quaker Investment Trust, on Existing Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3  Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Fund that is a series thereof but are only binding on and enforceable against its property attributable to and held for the benefit of such Fund (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof.  Each Investment Company, in asserting any rights or claims under this Agreement on its or its Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.

11.4   This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by Quaker Investment Trust, on behalf of Existing Fund, and the Trust, on behalf of New Fund.  The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

QUAKER INVESTMENT TRUST, on behalf of its series, QUAKER EVENT ARBITRAGE FUND

By:

/s/James R. Brinton

Name: James R. Brinton

Title:  Chairman of the Board

FRANK FUNDS, on behalf of its series, CAMELOT EVENT DRIVEN FUND

By:  /s/ Brian Frank

Name: Brian Frank

Title:  President

For purposes of paragraph 6 only:

CAMELOT EVENT-DRIVEN ADVISORS, LLC

By: /s/ Thomas Kirchner

Name: Thomas Kirchner

Title:  Managing Member/Officer

CAMELOT PORTFOLIOS, LLC

By:  /s/Darren Munn

Name: _ Darren Munn________________

Title:  __CEO__________

APPENDIX B - FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Existing Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Existing Fund share. The total returns in the tables reflect the rates an investment in the Existing Fund would have earned (or lost), assuming reinvestment of all dividends and distributions. The following information for the fiscal years ended June 30 has been derived from the Existing Fund’s financial statements, which have been audited by Tait, Weller & Baker, independent registered public accounting firm. It is an integral part of the Existing Fund’s audited financial statements included in the Existing Fund’s Annual Report to members, which is available upon request, and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements.  Also provided are the unaudited financial highlights for the fiscal periods ended December 31.

34

Financial Highlights

Quaker Event Arbitrage Fund

(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited) For the Six-Month Period from July 1, 2017 to December 31,	Years Ended June 30,
	2017	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.01	$11.71	$13.39	$14.07	$12.81	$11.93
Income from investment operations:
Net investment income (loss)(1)	(0.13)	0.16	(0.01)	(0.04)	0.41	0.37
Net realized and unrealized gain (loss) on investments	0.39	1.21	(0.65)	0.21	0.93	0.65
Total from investment operations	0.26	1.37	(0.66)	0.17	1.34	1.02
Distributions to shareholders from:
Net investment income	(0.50)	(0.07)	—	(0.11)	(0.01)	(0.01)
Net realized capital gain	—	—	(1.02)	(0.74)	(0.07)	(0.13)
Total distributions	(0.50)	(0.07)	(1.02)	(0.85)	(0.08)	(0.14)
Net asset value, end of period	$12.77	$13.01	$11.71	$13.39	$14.07	$12.81
Total Return(2)	1.93%*	11.70%	(4.33)%	1.38%	10.47%	8.70%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$9,063	$12,548	$14,363	$31,817	$53,035	$35,232
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	2.99%**	2.80%	2.41%	2.17%	2.15%	2.37%
Expense net of fee waivers, if any(3)(5)	1.99%**	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets***:
Before waiver and expense reimbursement(3)	(3.05)%**	0.49%	(0.50)%	(0.47)%	2.85%	2.64%
After waiver and expense reimbursement(3)	(2.05)%**	1.30%	(0.08)%	(0.29)%	3.01%	3.02%
Portfolio turnover rate	195%*	326%	160%	237%	280%	186%

(1)

The average shares outstanding method has been applied for per share information.

(2)

Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)

Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)

Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.97%**, 2.78%, 2.40%, 2.16%, 2.14% and 2.34% for the six-month period from July 1, 2017 to December 31, 2017, and for the years ended June 30, 2017, 2016, 2015, 2014 and 2013, respectively.

(5)

Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.97%**, 1.98%,1.98%, 1.98%, 1.98% and 1.96% for the six-month period from July 1, 2017 to December 31, 2017, and for the years ended June 30, 2017, 2016, 2015, 2014 and 2013, respectively.

*

Not annualized.

**

Annualized.

***

The net investment income (loss) ratios include dividends on short positions.

Financial Highlights

Quaker Event Arbitrage Fund

(For a Share Outstanding Throughout the Period)

	Class C
	(unaudited) For the Six-Month Period from July 1, 2017 to December 31,	Years Ended June 30,
	2017	2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.47	$11.26	$13.01	$13.72	$12.57	$11.78
Income from investment operations:
Net investment income (loss)(1)	(0.17)	0.06	(0.09)	(0.14)	0.30	0.28
Net realized and unrealized gain (loss) on investments	0.37	1.17	(0.64)	0.20	0.92	0.64
Total from investment operations	0.20	1.23	(0.73)	0.06	1.22	0.92
Distributions to shareholders from:
Net investment income	(0.38)	(0.02)	—	(0.03)	—	—
Net realized capital gain	—	—	(1.02)	(0.74)	(0.07)	(0.13)
Total distributions	(0.38)	(0.02)	(1.02)	(0.77)	(0.07)	(0.13)
Net asset value, end of period	$12.29	$12.47	$11.26	$13.01	$13.72	$12.57
Total Return(2)	1.53%*	10.91%	(5.03)%	0.52%	9.72%	7.91%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$2,492	$3,263	$4,576	$6,595	$6,555	$5,954
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	3.74%**	3.55%	3.16%	2.92%	2.90%	3.12%
Expense net of fee waivers, if any(3)(5)	2.74%**	2.74%	2.74%	2.74%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets***:
Before waiver and expense reimbursement(3)	(3.80)%**	(0.26)%	(1.25)%	(1.22)%	2.10%	1.89%
After waiver and expense reimbursement(3)	(2.80)%**	0.55%	(0.83)%	(1.04)%	2.26%	2.27%
Portfolio turnover rate	195%*	326%	160%	237%	280%	186%

(1)

The average shares outstanding method has been applied for per share information.

(2)

Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)

Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)

Expenses before reductions (excluding dividend and interest expense for securities sold short) were 3.72%**, 3.53%, 3.15%, 2.91%, 2.89% and 3.09% for the six-month period from July 1, 2017 to December 31, 2017, and for the years ended June 30, 2017, 2016, 2015, 2014 and 2013, respectively.

(5)

Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 2.72%**, 2.73%, 2.73%, 2.73%, 2.73% and 2.71% for the six-month period from July 1, 2017 to December 31, 2017, and for the years ended June 30, 2017, 2016, 2015, 2014 and 2013, respectively.

*

Not annualized.

**

Annualized.

***

The net investment income (loss) ratios include dividends on short positions.

Financial Highlights

Quaker Event Arbitrage Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited) For the Six-Month Period from July 1, 2017 to December 31,	Years Ended June 30,
	2017	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.14	$11.80	$13.46	$14.15	$12.86	$11.97
Income from investment operations:
Net investment income (loss)(1)	(0.12)	0.19	0.02	(0.01)	0.44	0.40
Net realized and unrealized gain (loss) on investments	0.39	1.23	(0.66)	0.21	0.94	0.67
Total from investment operations	0.27	1.42	(0.64)	0.20	1.38	1.07
Distributions to shareholders from:
Net investment income	(0.54)	(0.08)	—	(0.15)	(0.02)	(0.05)
Net realized capital gain	—	—	(1.02)	(0.74)	(0.07)	(0.13)
Total distributions	(0.54)	(0.08)	(1.02)	(0.89)	(0.09)	(0.18)
Net asset value, end of period	$12.87	$13.14	$11.80	$13.46	$14.15	$12.86
Total Return(2)	2.09%*	12.10%	(4.15)%	1.61%	10.77%	9.04%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$10,943	$13,890	$14,953	$75,420	$59,474	$24,929
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	2.74%**	2.55%	2.16%	1.92%	1.90%	2.12%
Expense net of fee waivers, if any(3)(5)	1.74%**	1.74%	1.74%	1.74%	1.74%	1.74%
Ratio of net investment income (loss) to average net assets***:
Before waiver and expense reimbursement(3)	(2.80)%**	0.74%	(0.25)%	(0.22)%	3.10%	2.89%
After waiver and expense reimbursement(3)	(1.80%)**	1.55%	0.17%	(0.04)%	3.26%	3.27%
Portfolio turnover rate	195%*	326%	160%	237%	280%	186%

(1)

The average shares outstanding method has been applied for per share information.

(2)

Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)

Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)

Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.72%**, 2.53%, 2.15%, 1.91%, 1.89% and 2.09% for the six-month period from July 1, 2017 to December 31, 2017, and for the years ended June 30, 2017, 2016, 2015, 2014 and 2013, respectively.

(5)

Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.72%**, 1.73%, 1.73%, 1.73%, 1.73% and 1.71% for the six-month period from July 1, 2017 to December 31, 2017, and for the years ended June 30, 2017, 2016, 2015, 2014 and 2013, respectively.

*

Not annualized.

**

Annualized.

***

The net investment income (loss) ratios include dividends on short positions.

STATEMENT OF ADDITIONAL INFORMATION

April 12, 2018

FOR THE REORGANIZATION OF

QUAKER EVENT ARBITRAGE FUND

a series of Quaker Investment Trust

IN EXCHANGE FOR SHARES OF

CAMELOT EVENT DRIVEN FUND

a series of Frank Funds

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

973-887-7698

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated April 12, 2018, for the Special Meeting of Shareholders of Quaker Investment Trust with respect to the Quaker Event Arbitrage Fund (the “Existing Fund”) to be held on May 15, 2018.  At the Special Meeting, shareholders of the Existing Fund will be asked to consider and approve the proposed Agreement and Plan of Reorganization (the “Reorganization Agreement”), by and between Quaker Investment Trust, on behalf of the Existing Fund, and Frank Funds, on behalf of the Camelot Event Driven Fund, a series of Frank Funds (the “New Fund”).  Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling 855-318-2804. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about the Existing Fund is contained in and incorporated by reference to the Statement of Additional Information for Quaker Investment Trust dated October 30, 2017. The audited financial statements and related independent registered public accountants’ report for the Existing Fund contained in the Annual Report to Shareholders for the fiscal year ended June 30, 2017, as well as the Fund’s Semi-Annual Report to Shareholders for the period ended December 31, 2017, are incorporated herein by reference. Copies are available upon request and without charge by calling 800-220-8888.

The Statement of Additional Information for the New Fund is not yet effective and is subject to completion. The New Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

TABLE OF CONTENTS

INTRODUCTION

2

DESCRIPTION OF THE TRUST AND THE FUND

2

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISKS

2

INVESTMENT RESTRICTIONS

8

DISCLOSURE OF PORTFOLIO HOLDINGS

9

TRUSTEES AND OFFICERS

9

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

12

ADVISER

12

PORTFOLIO MANAGERS

13

CODE OF ETHICS

14

CUSTODIAN

14

FUND SERVICES

14

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

14

COUNSEL

14

1

DISTRIBUTOR

15

12b-1 PLANS

15

PROXY VOTING POLICY

16

PORTFOLIO TURNOVER

16

BROKERAGE ALLOCATION AND OTHER PRACTICES

17

PURCHASE, REDEMPTION AND PRICING OF SHARES

17

TAX CONSEQUENCES

18

TAXATION OF THE FUND

19

FINANCIAL STATEMENTS

19

INTRODUCTION

The proposed transaction, if approved by shareholders, will result in: (i) the transfer of all of the assets and liabilities of the Existing Fund in exchange for shares of the New Fund; and (ii) the distribution of shares of the New Fund so received to shareholders of the Existing Fund.

Under the Reorganization, the Existing Fund is proposed to be reorganized into the New Fund.

Pro forma financial information has not been prepared for the Reorganization because the Existing Fund will be reorganized into the newly-organized New Fund with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Existing Fund.

The information that follows constitutes the Statement of Additional Information for Frank Funds and the New Fund.

DESCRIPTION OF THE TRUST AND THE FUND

The Camelot Event Driven Fund (the “Fund”) is a diversified series of the Frank Funds (the “Trust”) which organized on February 12, 2004.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated February 12, 2004 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is one of three series currently authorized by the Trustees.  The investment adviser to the Fund is Camelot Event-Driven Advisors, LLC (the “Adviser” or “CEDA”).

The Fund does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder.  The Fund offers two classes of shares: Class A and Institutional Class.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISKS

In addition to the primary investment securities in which the Fund invests as set forth in the Prospectus, the Fund may also invest in the following, to the extent that such investments do not violate an investment restriction described in the Prospectus or this SAI:

U.S. Government Securities. U.S. Government Treasury Bills, Treasury Notes, and Treasury Bonds (“U.S. Government Securities”) are direct obligations of the U.S. Government. As such, these instruments are generally considered to have the highest credit standing. Securities backed by the full faith and credit of the United States Government (direct obligations) carry minimal credit risk; shareholders are generally exposed only to interest rate risk.

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Municipal Obligations. The term “Municipal Obligations” generally includes debt obligations issued to obtain funds for various public purposes, including, but not limited to, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The interest paid on such obligations may be exempt from federal income tax, although current tax laws place substantial limitations on the size of such issues. Such obligations are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. There are, of course, variations in the securities of Municipal Obligations, both within a particular classification and between classifications.

For the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

Municipal lease obligations do not constitute general obligations of the municipality, but are ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to take special risks not  ordinarily associated with  Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, a lease obligation ordinarily is backed by the municipality’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The staff of the U.S. Securities and Exchange Commission (“SEC”) currently considers certain lease obligations to be illiquid. See “Illiquid Investments” for a description of the Trust’s policies in this regard.

U.S. Government Agency Securities. U.S. Government Agency Securities are securities issued by instrumentalities of the U.S. Government. Some of these securities are direct obligations of the U.S. Government, but those that are not still enjoy a very high degree of credit safety. However, if a U.S. Government Agency in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price could fall.

Repurchase Agreements. In a Repurchase Agreement, the Fund purchases securities subject to the seller’s simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repurchase Agreements entered into by any Fund must be collateralized by qualifying securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund, and the Fund may only enter into Repurchase Agreements with U.S. banks or qualifying broker/dealers, provided that the Fund’s custodian always has possession of the securities serving as collateral for the Repurchase Agreements or has proper evidence of book entry receipt of said securities.

When-Issued Securities and Delayed-Delivery Transactions. The Fund may purchase securities on a when-issued basis, and may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the investment adviser’s opinion, doing so may secure an advantageous yield and/or price to the Fund  that might otherwise be  unavailable. The Fund is not limited on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, if the Fund commits to such transactions it will maintain a segregated account with its custodian consisting of cash, cash equivalents, or U.S. Government securities, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Equity Securities. To the extent that such purchases do not conflict with the Fund’s principal investment objective(s), the Funds may invest in common stock, convertible preferred stock, straight preferred stock, and convertible bonds. Stocks held in the portfolio of the Fund will generally be traded on either the: NYSE, Arca, or the NASDAQ over-the-counter market.

Short-Term Investments. The Funds also may hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions and to provide for Fund operating expenses. As a temporary defensive measure, the Fund may invest up to 100% of its total assets in investment grade bonds, U.S.

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Government Securities, Repurchase Agreements, or money market instruments. When the Fund invests its assets in such securities as a temporary defensive measure, it will not be pursuing its stated investment objective.

Options. The Fund may invest in options and other derivative securities. Generally, an option contract gives the purchaser the right to acquire (call option) or sell (put option) a security at a predetermined price. Similarly, the seller/writer of an option contract may be obliged to sell (call option) or buy (put option) a security at a predetermined price. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid debt obligations sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits the Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues. It also will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

Futures Contracts and Related Options. To hedge against changes in securities prices or interest rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the CFTC.

The Fund may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Fund’s existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are “in the money”) does not exceed 5% of the market value of the Fund’s total assets.  The Fund may invest without limit in initial margins and premiums on futures and related options.

Money Market Instruments. Money market instruments mature in thirteen (13) months or less from the date of purchase and include U.S. Government Securities, corporate debt securities, bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the investment adviser’s opinion. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Fund. For temporary defensive purposes, an investment adviser may, when it believes that unusually volatile or unstable economic and market conditions exist, depart from the Fund’s normal investment approach and invest up to 100% of the net assets of the Fund in these instruments.

Registered Investment Companies. The Fund may invest up to 10% of the value of its total assets in securities of other investment companies. The Fund may invest in any type of investment company consistent with the Fund’s investment objective and policies. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company’s total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund’s total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund’s total assets, except that such restrictions shall not apply to investments in iShares Funds (as defined below). Notwithstanding the limitations described above, a Fund may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, the Fund’s adviser must waive its advisory fee in an amount necessary to offset

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the amounts paid. Investments in unregistered money market funds also are subject to certain other limitations as described in Rule 12d1-1 of the 1940 Act. To the extent the Fund invests in other investment companies, the shareholders of the Funds would indirectly pay a portion of the operating costs of those investment companies.

Real Estate Securities. The Fund may invest in readily marketable interests in real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity.

Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended (which may also be affected by changes in the value of the underlying property) and by changes in interest rates. REITs are dependent upon management skills, often have limited diversification, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for exemption from tax for distributed income under the Internal Revenue Code of 1986, as amended (the “Code”) and failing to maintain their exemptions from the Investment Trust Act of 1988, as amended. Certain REITs have relatively small market capitalizations, which may result in less market liquidity and greater price volatility of their securities.

Illiquid Securities.  The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that may not be sold or disposed of in the ordinary course of business within seven (7) days at approximately the price at which they are valued. Included within the category of illiquid securities are restricted securities, which cannot be sold to the public without registration under the federal securities laws. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

Master-Feeder Option. Notwithstanding its other investment policies, the Fund may seek to achieve its investment objective by investing all of its investable net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Trustees, the Fund’s shareholders will be given thirty (30) days prior notice of any such investment. There is no current intent to make such an investment.

iShares Funds. The Fund may from time to time invest in the shares of each iShares series of iShares Trust and iShares, Inc. (collectively, the “iShares Funds”) in excess of the limitations of section 12(d)(1)(A) and (B) of the 1940 Act, subject to: (i) the conditions set forth in the exemptive order dated April 15, 2003, issued by the SEC to iShares Trust and iShares, Inc., on behalf of each iShares Fund; and (ii) the representations and obligations outlined in a certain Participation Agreement entered into, by and among the Trust, on behalf of the Fund, iShares Trust and iShares, Inc. iShares Trust and iShares, Inc. are registered investment companies, and shares of iShares Funds are listed and traded at market prices on national securities exchanges, such as NYSE- Arca. Market prices of iShares Funds’ shares may be different from their net asset value per share. Each iShares Fund is an “index fund” that seeks investment results that correspond generally to  the price and  yield performance, before fees and expenses, of a particular index. The value of iShares Fund shares is subject to change as the values of their respective component stocks fluctuate according to market volatility. A lack of liquidity in an iShares Fund could result in it being more volatile than their underlying securities portfolios. In addition, because of iShares Funds’ expenses, compared to owning the underlying securities directly, it may be more costly to own iShares Funds.

Foreign Securities. The Fund may invest in foreign securities, including depositary receipts of foreign-based companies, including companies based in developing countries. The Fund may engage in hedging transactions to reduce the currency risk of their investments. Foreign securities means any security the issuer of which is: (i) the government of a foreign country or of any political subdivision of a foreign country; or (ii) a corporation or other organization incorporated or organized under the laws of any foreign country, except an issuer of which: (A) more than 50% of the outstanding voting securities are held of record either directly or through voting trust certificates or depository receipts by residents of the United States; and (B) either: (1) the majority of the executive officers or directors of the issuer are U.S. citizens or residents; (2) more than 50% of the assets of the issuer are located in the U.S.; or (3) the business of the issuer is administered principally in the U.S. foreign securities include American Depositary Receipts (“ADRs”).

The Fund may invest without limit in foreign securities.

The Fund may invest in foreign fixed income securities, in addition to the foreign equity securities described in the Prospectus. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar

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denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

Securities Lending. The Fund is authorized to lend securities from its investment portfolios, with a value not exceeding 33 1/3% of its total assets, to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government Securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned domestic securities (including ADRs) and 105% of loaned foreign securities. The loans will be terminable at any time by the Fund and the Fund will then receive the loaned securities within five days. During the period of such a loan, the Fund receives the income on the loaned securities and a loan fee and may thereby increase its total return. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. However, the Fund normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers that are deemed by the Fund’s adviser to be of good financial standing. The Fund may invest cash collateral it receives in connection with a loan of securities in securities issued or guaranteed by the U.S. Government or irrevocable letters of credit that are marked to market daily, other high quality short-term debt instruments and money market instruments. For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Fund unless otherwise required by law.

If the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the Fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral.

Special Situations. The Fund may invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing.

Additionally, the Fund may invest as follows:

Reverse Repurchase Agreements. The Fund may borrow by entering into reverse repurchase agreements with the same parties with  whom  it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. Reverse repurchase agreements involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in a loss to the Fund. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities. During that time, the Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Fund’s limitation on borrowing.

Exchange-Traded Funds. The Fund may take long and short positions in exchange-traded funds (“ETFs”) to hedge a particular or general risk identified by the Portfolio Manager that, in the opinion of the Portfolio Manager, can be hedged through that ETF. In addition, the Fund may invest in ETFs as an arbitrage strategy. The Fund may also invest in options on ETFs as a substitute for investing in or short selling the underlying ETF.

The Fund may invest in equity and bond ETFs, which include various index tracking products such as iShares, streetTracks and HOLDRs. iShares, streetTracks and HOLDRs are a fixed basket of approximately twenty stocks of  companies in  a  particular industry, sector or  other group.  These groups include biotech, business-to-business, internet, pharmaceutical, retail and telecommunications HOLDRs, among others.

The Fund may also invest in various sector exchange-traded funds such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index. Additionally, the Fund may invest in new exchange-traded shares as they become available.

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The principal risks associated with ETFs include the risk that the equity securities in an ETF will decline in value if the Fund holds a long position, or rise in value in the case of a short position, due to factors affecting the issuing companies, their industries, or the equity markets generally. They are also subject to special risks associated with the particular sector, currency, commodity or countries in which the ETF invests. Additionally, if the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Corporate Debt Securities. Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor’s Ratings Services or Baa or higher by Moody’s Investors Service, or if unrated, determined by the adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

Zero Coupon Securities. The Fund may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). Zero coupon securities involve risks that are similar to those of other debt securities, although the market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having  similar maturities and credit qualities. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons.

Lower Quality Debt Securities. The Fund may purchase lower quality debt securities, or unrated debt securities, that have poor protection of payment of principal and interest. These securities, commonly referred to as “junk bonds,” often are considered to be speculative and involve greater risk of default and of price changes due to changes in the issuer’s creditworthiness. Market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty that may follow periods of rising rates. While the market for junk bonds has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the junk bond market, especially during periods of economic recession. The Fund may invest in securities which are of lower quality or are unrated if the adviser determines that the securities provide the opportunity of meeting the Fund’s objective without presenting excessive risk. The adviser will consider all factors, which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risks through diversification, investment analysis and monitoring of general economic conditions and trends. To the extent that the Fund invests in lower quality securities, achievement of its investment objective may be more dependent on the adviser’s credit analyses than is the case for higher quality bonds. While the Adviser may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

The market for lower quality securities may be thinner and less active than that for higher quality securities, which can adversely affect the prices at which these securities can be sold. If there is not an established retail secondary market and market quotations are not available, these securities are valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing junk bonds than is the case for securities for which external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value these securities, and the Fund’s ability to dispose of these lower quality debt securities.

Lower quality securities present risks based on payment expectations. For example, junk bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets. If the Fund experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the adviser’s research and credit analysis are an integral part of managing any securities of this type held by the Fund. In considering investments for the Fund, the Adviser attempts to identify those issuers of high- yielding securities whose financial condition is adequate to meet future obligations and has improved or is expected to improve in the future. The adviser’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

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INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting securities of the Fund as defined in the 1940 Act. As provided in the 1940 Act, a vote of a “majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund’s assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

Fundamental Investment Restrictions. As a matter of fundamental policy, the Fund is not allowed to:

(1) issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure: (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets; or (b) in order to meet redemption requests, in amounts not exceeding 15% of its total assets; the Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

(2) invest for the purpose of exercising control or management of another issuer;

(3) purchase or sell commodities or commodities contracts, real estate (including limited partnership interests, but excluding readily marketable securities secured by real estate or interests therein, readily marketable interests in real estate investment trusts, readily marketable securities issued by companies that invest in real estate or interests therein, as described in the Prospectus) or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

(4) underwrite securities issued by others, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

(5) make short sales of securities or maintain a short position, except for: (a) outright short sales; and (b) short sales “against the box” as defined below:

Outright: an outright short sale involves the sale of securities not presently owned by the Fund. If the Fund does not purchase that security on the same day as the sale, the security must be borrowed (typically, from a broker/dealer). At the time an outright short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases the security for delivery to the lender; and an

“Against the Box”: a short sale “against the box” means that securities the Fund already owns are sold, but not delivered. Instead, these securities are segregated and pledged against the short position. When the short sale is closed out, the securities owned are released.

(6) participate on a joint or joint and several basis in any trading account in securities;

(7) make loans of money or securities, except that the Fund may: (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities;

(8) under normal circumstances invest more than 25% of its total assets in the securities of companies engaged in a single industry. This restriction does not limit the Fund’s investments in: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) repurchase agreements collateralized by such obligations; or

(9) because the Fund is a “diversified company” as defined in the 1940 Act, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result: (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Non-Fundamental Investment Restrictions. The following investment limitations are not fundamental, and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund is not allowed to:

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(1) invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others: (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale; (b) fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven (7) days; and (c) repurchase agreements not terminable within seven (7) days; or

(2) purchase any securities on margin except in connection with such short-term credits as may be necessary for the clearance of transactions.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).  The Fund has an ongoing arrangement to release portfolio holdings to Morningstar for Morningstar to assign a rating or ranking to the Fund.  Portfolio holdings will be supplied to Morningstar no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-Q with the SEC.

Pursuant to policies and procedures adopted by the Board of Trustees, the Fund has ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, the Administrator, the Transfer Agent, the Fund Accounting Agent and the Custodian and on an as needed basis to other third parties providing services to the Fund.  The Adviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily to carry out the essential operations of the Fund. The Fund discloses portfolio holdings to its auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers as needed to provide services to the Fund.  The lag between the date of the information and the date on which the information is disclosed to these third parties will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Fund, the Adviser, the Administrator, the Transfer Agent, the Fund Accounting Agent and the Custodian are prohibited from entering into any special or ad hoc arrangements with any persons to make available information about the Fund’s portfolio holdings without the specific approval of the Board.  Any party wishing to release portfolio holdings information on an ad hoc or  special basis must submit any proposed arrangement to the Board, which will review such arrangement to determine whether it is (i) in the best interests of Fund shareholders, (ii) whether the information will be kept confidential (based on the factors discussed below) (iii) whether sufficient protections are in place to guard against personal trading based on the information and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Fund’s Transfer Agent, Fund Accounting Agent and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Fund’s portfolio holding and the duty not to trade on the non-public information.  The Adviser has entered into a separate written confidentiality agreement that prohibits the disclosure of nonpublic information about the Fund’s portfolio holdings and includes a duty not to trade on the non-public information.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust and appoints the officers.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires, or is removed.  There are three series in the “Fund Complex”: the Fund, Frank Value Fund and the Leigh Baldwin Total Return Fund.  The Board generally meets four times a year.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

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Name Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Jason W. Frey Year of Birth: 1979	Trustee	Indefinite/ June 2004 - present	Software Developer, Red Hat Inc., an enterprise software company, December 2012 to present; ManageIQ, Inc., a virtualization software company, October 2007 to December 2012	3	None
Andrea Nitta Year of Birth: 1982	Trustee	Indefinite/ December 2009 - present	Accounting Manager, WEI Mortgage Corporation, May 2016 to present. Assistant Controller, Radiology Affiliates Imaging, March 2015 to November 2015; Senior Accountant, Security Atlantic Mortgage / REMM, mortgage company, May 2006 to March 2015	3	None
Hemanshu Patel Year of Birth: 1984	Trustee	Indefinite/ December 2009 - present	Vice President, North Castle Partners, private equity firm, February 2016 to present. Vice President, J. W. Childs Associates, private equity firm, November 2007 to February 2016	3	None

1 The address of each officer and trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Brian J. Frank[2] Year of Birth: 1981	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President and Trustee, September 2009 - present	Managing Partner of Frank Capital Partners LLC since June 2003	3	N
Monique M. Weiss[2] Year of Birth: 1969	Secretary	Indefinite/September 2009 – present	Self-employed, Consultant to Mutual Fund Industry, 2006 – present.	N/A	None

1 The address of each officer and trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

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2 Brian Frank is considered an “Interested” Trustee, as defined in the 1940 Act, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Board Leadership Structure.  The Trust is led by Mr. Brian Frank, who has served as the President of the Board since 2009.  Mr. Frank is an interested person by virtue of his position as Managing Partner of the Frank Value Fund’s investment adviser.  The Board of Trustees is comprised of Mr. Frank and 3 other persons who are not “interested persons” of the Fund, as defined under the 1940 Act (each an “Independent Trustee,” together the “Independent Trustees”).  The Fund does not have a lead Independent Trustee, but governance guidelines provide that Independent Trustees will meet in executive session at each Board meeting.  The President of the Board is generally responsible for (a) chairing board meetings, (b) setting the agendas for these meetings, and (c) providing information to board members in advance of each board meeting and between board meetings.  Generally, the Fund believes it best to have a single leader who is seen by shareholders, business partners, and other stakeholders as providing strong leadership.  The Fund believes that its President, together with the Audit Committee and the full Board of Trustees, provides effective leadership that is in the best interests of the Fund and each shareholder.

Board Risk Oversight.  The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis when and if necessary.  The Audit Committee, which has a separate chair, considers financial risks and reporting risks within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications.  Generally, the Board collectively believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes, and (iv) skills.  Mr. Frank has over 15 years of business experience in the investment management business and is skilled in portfolio and risk management functions.   Mr. Patel has a B.S. degree in finance from Rutgers University and over 10 years of experience in the financial services industry. Mr. Patel is knowledgeable in company valuation, stemming from his experience in investment banking and private equity, and his knowledge of finance contributes to the Board’s understanding of the strategies implemented by the Trust’s portfolio managers.  Ms. Nitta has a B.S. degree in finance from New York University’s Stern School of Business and over 12 years of experience in the financial services industry. Ms. Nitta has a background in financial accounting, originating from her experience with Ernst & Young and continuing with her current position as assistant controller at Radiology Affiliates Imaging. Her knowledge of public accounting contributes to the Board’s understanding of the Trust’s annual audit. Mr. Frey has over 13 years of experience in the banking and software industries. His knowledge of financial systems and regulation is helpful for the Board’s examination of best execution practices.

Audit Committee.  The Trust’s Audit Committee consists of each of the Independent Trustees.  The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices; its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Trust’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Trust’s independent auditors and the full Board of Trustees.  None of the audit committee members are “Interested” as defined in the 1940 Act.

As of December 31, 2017, the Trustees owned the following amounts in the Fund:

Name of Trustee or Officer	Dollar Range of Securities In The Fund	Aggregate Dollar Range of Securities In Trust
Brian J. Frank	None	Over $100,000
Jason W. Frey	None	$10,001 - $50,000
Andrea Nitta	None	$10,001 - $50,000
Hemanshu Patel	None	$10,001 - $50,000

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The following table describes the compensation anticipated to be paid to the Trustees for the fiscal period ending June 30, 2018.  Trustees of the Trust who are deemed “interested persons” of the Trust, and officers of the Fund, receive no compensation from the Fund.

Name	Aggregate Compensation from the Fund	Total Compensation from Trust
Brian J. Frank	$0	$0
Jason W. Frey	$533	$1,599
Andrea Nitta	$533	$1,599
Hemanshu Patel	$533	$1,599

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of the date of this SAI, there were no owners of more than 5% of the Fund. Shareholders owning more than 25% of the shares of the Fund are considered to “control” the Fund as that term is defined under the 1940 Act.  Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.

ADVISER

Camelot Event-Driven Advisors, LLC has been retained by the Fund under a Management Agreement to act as the Fund’s adviser, subject to the authority of the Board of Trustees.  CEDA was organized under the laws of Delaware.  The Adviser oversees the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program.  The address of the Adviser is 1700 Woodlands Dr, Maumee, OH 43537.   Thomas Kirchner and Paul Hoffmeister are controlling members of the Adviser. The Adviser is owned principally by Thomas F. Kirchner and Paul Hoffmeister (each of whom are Portfolio Managers to the Fund”) and Camelot Portfolios, LLC.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation)) at 1.74% until at least April 30, 2019.  Any waiver or reimbursement by CEDA is subject to repayment by the Fund within the three years following date of such waiver or reimbursement, if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees of Frank Funds.

The Agreement was approved for an initial term of two years, and will continue on a year to year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund.  The Agreement was initially approved by the Board of Trustees on February 24, 2018.  In either event, it must also be approved by a majority of Trustees of the Fund who are neither parties to the agreement nor interested persons as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically. A discussion of the Board’s considerations in approving the Agreement will be provided in the Fund’s first Annual or Semi-Annual Report to Shareholders.

In addition to the Agreement, the Trust, on behalf of the Fund, and the Adviser have entered into an Administration Agreement, under which the Adviser provides administrative services to the Fund, including without limitation providing office space, equipment, and clerical personnel necessary for performing the Trust’s management functions and supervising the overall operations of the Trust, including the provision of services to the Trust by the Trust’s fund accounting agent, transfer agent, custodian, auditors, and other independent contractors or agents.  The Adviser receives an annual fee equal to $32,000 plus 0.21% of the daily net assets of the Fund  in exchange for providing administrative services and for paying all of the operating expenses of the Fund, except investment management fees; expenses of shareholders’ meetings and proxy solicitations; advertising, promotion, and other expenses incurred directly or indirectly in connection with the

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sale or distribution of the Fund’s shares that the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act; all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto.

PORTFOLIO MANAGERS

Thomas F. Kirchner and Paul Hoffmeister (the “Portfolio Managers”) are the portfolio managers responsible for the day-to-day management of the Fund.  As of March 29, 2018, the Portfolio Managers were responsible for the management of the following types of accounts, in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Thomas F. Kirchner
Registered Investment Companies	1	$22,164,694.12	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Paul Hoffmeister
Registered Investment Companies	1	$22,164,694.12	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The Adviser has not identified any material conflicts between the Fund and other accounts managed by the Portfolio Managers.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and the other accounts.  The management of the Fund and the other accounts may result in unequal time and attention being devoted to the Fund and the other accounts.   Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the Portfolio Managers could favor one account over another.  Further, a potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of the other accounts and to the disadvantage of the Fund.  These potential conflicts of interest could create the appearance that the Portfolio Managers are favoring one investment vehicle over another.  The Adviser has adopted a trade allocation policy requiring combined (“blocked”) execution of trades when more than one account managed by the Adviser is purchasing the same security.  Where the Fund and other accounts managed by the Portfolio Managers are purchasing the same security, the Adviser will execute the transaction on a blocked basis.

The Portfolio Managers are compensated by the Adviser through a base salary. Portfolio Managers also receive distributions of profits resulting from their ownership stakes in the Adviser.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Manager in the Fund as of the date of this SAI.

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Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Thomas F. Kirchner	$0
Paul Hoffmeister	$0

CODE OF ETHICS

Pursuant to the requirements of Rule 17j-1 under the 1940 Act and to protect against certain unlawful acts, practices, and courses of business by certain individuals or entities related to the Fund, the Trust and the Adviser have each adopted a Code of Ethics and procedures for implementing the provisions of the Code. The personnel of the Trust and the Adviser are subject to the Code when investing in securities that may be purchased, sold, or held by the Fund.

CUSTODIAN

U.S. Bank, N.A., 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, is custodian of the Fund’s investments.  The custodian acts as the Fund’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request, and maintains records in connection with its duties.

FUND SERVICES

Mutual Shareholder Services, LLC (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, acts as the Fund’s transfer agent.  MSS maintains the records of the shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent, and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Adviser of $11.50 per shareholder (subject to a minimum monthly fee of $775.00 per Fund) for these transfer agency services.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund.  These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250.  The Fund will receive a discount ranging from 10-60% depending on the net assets of the Fund until the Fund reaches $11 million in assets.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Sanville & Company, 1514 Old York Road, Abington, PA 19001, has been selected as independent public accountants for the Fund for the fiscal year ending June 30, 2018.  Sanville & Company performs an annual audit of the Fund’s financial statements and provides financial, tax, and accounting services as requested.

ADMINISTRATOR

Frank Capital Partners (the “Administrator”) provides the Fund with certain compliance and administrative services including paying all of the operating expenses of the Fund, except investment management fees; expenses of shareholders’ meetings and proxy solicitations; advertising, promotion, and other expenses incurred directly or indirectly in connection with the sale or distribution of the Fund’s shares that the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act; all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto.  The Administrator is located at 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.   For these services, the Fund pays the Administrator an annual asset-based fee of $32,000 plus 0.21% of the daily net assets of the Fund.

COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, OH 43215, serves as counsel for the Trust.

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DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through Arbor Court Capital, LLC, 2000 Auburn Drive, Suite 120, Beachwood, OH 44122 (the “Distributor”).

The Fund has entered into a Distribution and Services Agreement whereby the Distributor serves as principal underwriter and distributor of the Fund.  Pursuant to this agreement, the Distributor purchases shares of the Fund for resale to the public, either directly or through securities brokers, dealers, banks, or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  The Distributor has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares. The Fund pays the Distributor $7,200 annually for the Distributor’s services.  The Fund will also pay the Distributor’s out of pocket expenses, including but not limited to: travel, printing, postage, telephone, registration fees for Adviser/Fund personnel, broker/dealer fees specific to Adviser/Fund, and other standard miscellaneous items permitted to be paid under the Fund’s 12b-1 Plans (described below).

12b-1 PLANS

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class A Shares (the “Plan”) pursuant to which Class A shares of the Fund are authorized to pay fees to the Distributor for providing distribution and/or shareholder services to the Fund.  Under the Plan, Class A shares of the Fund may pay distribution and/or shareholder service fees at an annual rate of 0.25% of their average net assets.  Such fees are to be paid by the Fund monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon each share class’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators, and others (“Recipients”) to provide these services and paying compensation for these services.  Institutional Class shares do not have a 12b-1 plan.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Adviser or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Adviser with respect to the Fund. The Distributor may be compensated by the Adviser for its distribution and marketing efforts.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.  Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Adviser to Recipients.

The Plan became effective on February 24, 2018.  The initial term of the Plan is one year, and they will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (the “Plan Independent Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated at any time by the Trust or the Fund by vote of a majority of the Plan Independent Trustees or by vote of a majority of the outstanding voting shares of the Fund. The Plan will terminate automatically in the event of their assignment (as defined in the 1940 Act).

The Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the respective class of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Plan Independent Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the Plan Independent Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Plan Independent Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

Since the Fund had not yet commenced operations, the Fund has paid no distribution plan fees and no commissions.

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PROXY VOTING POLICY

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund’s Adviser.  The Adviser will vote such proxies in accordance with its proxy policies and procedures.  In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser.  In such a case, the Trust’s policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  The Adviser shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the Adviser’s (or sub-adviser’s) proxy voting policies.  The Board of Trustees shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

The Adviser’s policies and procedures state that the Adviser generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes.  When exercising its voting responsibilities, the Adviser’s policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company’s shareholders, (ii) alignment of management and shareholder interests, and (iii) transparency through timely disclosure of important information about a company’s operations and financial performance.  While no set of proxy voting guidelines can anticipate all situations that may arise, the Adviser has adopted guidelines describing the Adviser’s general philosophy when proposals involve certain matters.  The following is a summary of those guidelines:

•

Electing a Board of Directors – A board should be composed primarily of independent directors, and key board committees should be entirely independent.  The Adviser generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

•

Approving Independent Auditors – The relationship between a company and its auditors should be limited primarily to the audit engagement;

•

Providing Equity-Based Compensation Plans - Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, the Adviser is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

•

Corporate Voting Structure - Shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.  The Adviser opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

•

Shareholder Rights Plans - Shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Adviser generally considers to have a negative impact on shareholder value.

•

Other Investment Companies - When the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Information regarding the Fund’s proxy voting record during the most recent 12-month period ended June 30 is available at no charge, upon request, by calling 855-318-2804.  The information also is available on the SEC’s website at www.sec.gov.  In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 855-318-2804 and will be sent within 3 business days of receipt of a request.

PORTFOLIO TURNOVER

Portfolio turnover rate is calculated by dividing the lesser of a Fund’s sales or purchases of portfolio securities for the fiscal year (exclusive of purchases or sales of all securities whose maturities or expiration dates at the time of acquisition were one year or less) by the monthly average value of the securities in a Fund’s portfolio during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  The portfolio turnover rate for the Existing Fund for the fiscal year ended June 30, 2017 was 326%.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions.  In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer, and the brokerage and research services provided by the broker or dealer.  The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.  The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund.  Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received.  It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Fixed income securities are normally purchased directly from the issuer, an underwriter, or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser will execute the transaction on a blocked basis.  Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.  The Adviser may adjust the allocation when, taking into account such factors as the size of the individual orders and transaction costs, the Adviser believes an adjustment is reasonable.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption of Shares

Investors may only purchase Fund shares after receipt of a current Prospectus and by filling out and submitting an application supplied by the Fund.

Investors who were holders of Class C shares of Quaker Event Arbitrage Fund (“Predecessor Fund”) and received Class A shares of the Fund in exchange in connection with a reorganization of the Predecessor Fund into the Fund that occurred on May 18, 2018 are not required to pay upfront sales loads in connection with additional purchases of Fund shares.

Pricing of Shares

The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.  For a description of the methods used to determine the net asset value, see “How We Determine Net Asset Value” in the Prospectus.

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Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

TAX CONSEQUENCES

Under provisions of Subchapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. To qualify as a “regulated investment company” under Subchapter M, at least 90% of the Fund’s income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund’s total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of each security’s purchase. Not qualifying under Subchapter M of the Internal Revenue Code could cause the Fund to be considered a personal holding company subject to normal corporate income taxes. This would reduce the value of shareholder holdings by the amount of taxes paid. Further, any subsequent dividend distribution of the Fund’s earnings after taxes would generally would be taxable as received by shareholders.

The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses incurred in tax years beginning after December 22, 2010 may be carried forward indefinitely and retain the character of the original loss. Under prior law, capital losses could only be carried forward to offset any capital gains for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

Tax Distribution. The Fund’s distributions (e.g., capital gains and dividend income), whether received by shareholders in cash or reinvested in additional shares of the Fund, may be subject to federal income tax payable by shareholders. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund’s Board of Trustees. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Backup Withholding. The Fund is required by federal law to withhold 24% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. To avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year.

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TAXATION OF THE FUND

The Fund has qualified under Subchapter M of the Internal Revenue Code. If the Fund does not qualify under Subchapter M, it would be liable for federal income tax on its capital gains and net investment income currently distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Fund.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund.  U.S. Shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Foreign Account Tax Compliance Act.  Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2018.  FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of  foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.  Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

FINANCIAL STATEMENTS

The New Fund has not yet commenced operations and, therefore, has not produced financial statements. Once produced, you can obtain a copy of the financial statements contained in the New Fund’s Annual or Semi-Annual Report without charge by calling the Fund at 855-318-2804.

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PROXY

PROXY

QUAKER EVENT ARBITRAGE FUND

QUAKER INVESTMENT TRUST

SPECIAL MEETING OF SHAREHOLDERS ON MAY 15, 2018

TO BE HELD AT 8000 TOWN CENTRE DRIVE, SUITE 400 BROADVIEW HEIGHTS, OHIO 44147

THIS PROXY IS BEING SOLICITED BY THE BOARD OF TRUSTEES. The undersigned shareholder(s) of the Quaker Investment Trust (the “Trust”) with respect to the Quaker Event Arbitrage Fund (the “Fund”) hereby appoints Brandon Pokersnik and Robert Anastasi or any one of them, true and lawful attorneys with power of substitution of each, to vote all shares of the Fund which the undersigned is entitled to vote, at the Special Meeting of Shareholders to be held on May 15TH, 2018 at 10:00 a.m., Eastern Time, or at any or all adjournments or postponements thereof. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the meeting or any adjournments or postponements.

RECEIPT OF THE NOTICE OF THE SPECIAL MEETING AND THE ACCOMPANYING PROXY STATEMENT IS HEREBY ACKNOWLEDGED. THIS PROXY CARD WILL BE VOTED AS INSTRUCTED. IF NO SPECIFICATION IS MADE AND THE PROXY CARD IS EXECUTED, THE PROXY CARD WILL BE VOTED “FOR” THE PROPOSAL SET FORTH ON THE REVERSE.

]

PLEASE VOTE VIA THE INTERNET OR TELEPHONE OR MARK, SIGN, DATE AND RETURN THIS PROXY USING THE ENCLOSED ENVELOPE

CONTINUED ON THE REVERSE SIDE

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

VOTE THIS PROXY CARD TODAY!

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	FOR	AGAINST	ABSTAIN

1.

To approve the Plan of Reorganization, which provides for: (i) the transfer of all of the assets of the Existing Fund in exchange solely for shares of the New Fund and the New Fund’s assumption of all of the Existing Fund’s liabilities, known and unknown; and (ii) the distribution of shares of the New Fund so received to shareholders of the Existing Fund

To transact any other business that may properly come before the Meeting or any adjournment thereof in the discretion of the proxies or their substitutes.

You may have received more than one proxy card due to multiple investments in the Fund.

PLEASE REMEMBER TO VOTE ALL OF YOUR PROXY CARDS!

PLEASE FOLD ALONG THE PERFORATION, DETACH AND RETURN THE UPPER PORTION IN THE ENCLOSED ENVELOPE.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE

QUAKER INVESTMENT TRUST SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MAY 15, 2018

THE PROXY STATEMENT AND THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS FOR THIS MEETING

ARE AVAILABLE AT: WWW.OKAPIVOTE.COM/QEAAX

CONTROL #:

SHARES:

Note: Please date and sign exactly as the name appears on this proxy card.  When shares are held by joint owners/tenants, at least one holder should sign.  When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian etc., please so indicate.  Corporate and partnership proxies should be signed by an authorized person.

Signature(s) (Title(s), if applicable)

Date

THERE ARE 3 EASY WAYS TO VOTE YOUR PROXY:

1.  By Phone: Call Okapi Partners toll-free at: (877) 285-5990 to vote with a live proxy services representative.  Representatives are available to take your vote or to answer any questions Monday through Friday 9:00 AM to 7:00 PM (EST).

OR

2.   By Internet: Refer to your proxy card for the control number and go to: 19  and follow the simple on-screen instructions.

OR

3.  By Mail: Sign, Date, and Return this proxy card using the enclosed postage-paid envelope.

If possible, please utilize option 1 or 2 to ensure that your vote is received and registered in time for the meeting on May 15, 2018

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1

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